                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2594
-------------------------------------------------------------------------------

                               MFS SERIES TRUST IV
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                   Date of reporting period: February 28, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                            MFS(R) MONEY MARKET FUND
                                            MFS(R) GOVERNMENT MONEY MARKET FUND

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
----------------------------------------------------------
EXPENSE TABLE                                            3
----------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                 5
----------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                     9
----------------------------------------------------------
STATEMENTS OF OPERATIONS                                11
----------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                     13
----------------------------------------------------------
FINANCIAL HIGHLIGHTS                                    15
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                           17
----------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           23
----------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                   23
----------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                          23
----------------------------------------------------------
CONTACT INFORMATION                             BACK COVER
----------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        2/28/07
                                                                        MCM-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 16, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS(R) MONEY MARKET FUND

              PORTFOLIO STRUCTURE (u)

              Commercial Paper                           91.1%
              Certificates of Deposit                     8.6%
              Other Assets Less Liabilities               0.3%

              SHORT TERM CREDIT QUALITY (q)

              Average Credit Quality
              Short Term Bonds (a)                         A-1
              ------------------------------------------------
              All holdings are rated "A-1"

              MATURITY BREAKDOWN (u)

              0 - 29 days                                61.7%
              ------------------------------------------------
              30 - 59 days                               13.1%
              ------------------------------------------------
              60 - 89 days                                6.2%
              ------------------------------------------------
              90 - 366 days                              18.7%
              ------------------------------------------------
              Other Assets Less Liabilities               0.3%
              ------------------------------------------------

MFS(R) GOVERNMENT MONEY MARKET FUND

              PORTFOLIO STRUCTURE (u)

              U.S. Government Agency Obligations         97.5%
              Repurchase Agreements                       2.5%

              SHORT TERM CREDIT QUALITY (q)

              Average Credit Quality
              Short Term Bonds (a)                         A-1
              ------------------------------------------------
              All holdings are rated "A-1"

              MATURITY BREAKDOWN (u)

              0 - 29 days                                57.1%
              ------------------------------------------------
              30 - 59 days                               28.5%
              ------------------------------------------------
              60 - 89 days                                4.1%
              ------------------------------------------------
              90 - 366 days                              10.3%
              ------------------------------------------------

(a) The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 2/28/07.
(u) For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 2/28/07, unless otherwise noted. The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following tables provide information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                                   Beginning                       Expenses
                    Annualized     Account        Ending          Paid During
MFS MONEY             Expense        Value     Account Value       Period (p)
MARKET FUND            Ratio        9/01/06       2/28/07       9/01/06-2/28/07
-------------------------------------------------------------------------------
Actual                  0.34%     $1,000.00     $1,025.30           $1.71
-------------------------------------------------------------------------------
Hypothetical (h)        0.34%     $1,000.00     $1,023.11           $1.71
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                  Beginning                        Expenses
                    Annualized     Account        Ending          Paid During
MFS GOVERNMENT        Expense        Value     Account Value       Period (p)
MONEY MARKET FUND      Ratio        9/01/06       2/28/07       9/01/06-2/28/07
-------------------------------------------------------------------------------
Actual                  0.69%      $1,000.00    $1,023.30           $3.46
-------------------------------------------------------------------------------
Hypothetical (h)        0.69%      $1,000.00    $1,021.37           $3.46
-------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

MFS(R) MONEY MARKET FUND

Certificates of Deposit - 8.5%
----------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 8.5%
----------------------------------------------------------------------------------------------------
Natexis Banques Populaires, NY, 5.34%, due 8/13/07                    $16,000,000     $   16,000,000
Royal Bank of Canada, NY, 5.32%, due 6/21/07                           40,250,000         40,250,000
UBS AG, Stamford CT Branch, 5.355%, due 3/06/07                        37,768,000         37,768,000
----------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST                                      $   94,018,000
----------------------------------------------------------------------------------------------------
Commercial Paper - 91.1% (y)
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 3.6%
----------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.255%, due 3/07/07 (t)                         $40,184,000     $   40,148,806
Yorktown Capital LLC, 5.25%, due 4/02/07 (t)                              266,000            264,759
                                                                                      --------------
                                                                                      $   40,413,565
----------------------------------------------------------------------------------------------------
Automotive - 0.5%
----------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 5.2%, due 7/27/07                          $ 5,890,000     $    5,764,085
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.3%
----------------------------------------------------------------------------------------------------
Morgan Stanley, Inc., 5.22%, due 5/04/07                              $ 3,383,000     $    3,351,606
----------------------------------------------------------------------------------------------------
Electrical Equipment - 3.9%
----------------------------------------------------------------------------------------------------
General Electric Co., 5.215%, due 6/29/07                             $43,710,000     $   42,950,175
----------------------------------------------------------------------------------------------------
Financial Institutions - 48.8%
----------------------------------------------------------------------------------------------------
Barton Capital Corp., 5.33%, due 3/01/07 (t)                          $29,727,000     $   29,727,000
Barton Capital Corp., 5.25%, due 3/08/07 (t)                           14,292,000         14,277,410
CAFCO LLC, 5.25%, due 3/02/07 (t)                                       1,150,000          1,149,832
CRC Funding LLC, 5.25%, due 3/09/07 - 3/28/07 (t)                      34,190,000         34,105,687
CRC Funding LLC, 5.27%, due 3/16/07 (t)                                 4,900,000          4,889,240
Ciesco LLC, 5.25%, due 3/05/07 - 3/09/07 (t)                           34,722,000         34,687,832
Citibank Credit Card Issuance Trust,
5.25%, due 3/13/07 - 3/16/07 (t)                                       42,151,000         42,063,642
Fairway Finance Corp., 5.26%, due 3/15/07 (t)                          20,295,000         20,253,485
Falcon Asset Securitization Co. LLC, 5.32%, due 3/01/07 (t)            43,134,000         43,134,000
Govco LLC, 5.24%, due 3/07/07 (t)                                       9,312,000          9,303,868
Govco LLC, 5.25%, due 3/26/07 - 4/10/07 (t)                            30,914,000         30,735,668
Jupiter Securitization Corp., 5.26%, due 3/08/07 - 3/19/07 (t)         22,928,000         22,903,008
Kitty Hawk Funding Corp., 5.25%, due 3/30/07 (t)                       17,140,000         17,067,512
Kitty Hawk Funding Corp., 5.24%, due 5/10/07 (t)                       23,690,000         23,448,625
Old Line Funding LLC, 5.255%, due 3/06/07 (t)                          13,275,000         13,265,311
Old Line Funding LLC, 5.25%, due 3/15/07 (t)                           10,204,000         10,183,167
Old Line Funding LLC, 5.26%, due 3/19/07 (t)                              795,000            792,909
Ranger Funding Co. LLC, 5.25%, due 3/01/07 - 3/12/07 (t)               42,180,000         42,142,758
Regency Markets No. 1 LLC, 5.25%, due 4/16/07 (t)                      42,255,000         41,971,539
Scaldis Capital LLC, 5.26%, due 3/12/07 (t)                             2,341,000          2,337,237
Scaldis Capital LLC, 5.25%, due 3/27/07 (t)                               700,000            697,346
Sheffield Receivables Corp., 5.25%, due 4/20/07 - 4/23/07 (t)          15,905,000         15,784,651
Thunder Bay Funding LLC, 5.26%, due 3/09/07 (t)                        42,299,000         42,249,557
Windmill Funding Corp., 5.25%, due 3/01/07 (t)                         40,949,000         40,949,000
Windmill Funding Corp., 5.24%, due 5/04/07 (t)                          1,000,000            990,684
                                                                                      --------------
                                                                                      $  539,110,968
----------------------------------------------------------------------------------------------------
Insurance - 3.8%
----------------------------------------------------------------------------------------------------
MetLife, Inc., 5.25%, due 3/05/07 - 4/12/07 (t)                       $42,438,000     $   42,221,203
----------------------------------------------------------------------------------------------------
Major Banks - 14.0%
----------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.32%, due 3/01/07                  $29,017,000     $   29,017,000
Barclays U.S. Funding Corp., 5.24%, due 3/26/07                         4,425,000          4,408,898
Barclays U.S. Funding Corp., 5.21%, due 7/09/07                        37,920,000         37,206,577
HBOS Treasury Services PLC, 5.245%, due 3/14/07                         2,145,000          2,140,937
HBOS Treasury Services PLC, 5.25%, due 3/19/07 - 4/30/07               34,308,000         34,032,884
HBOS Treasury Services PLC, 5.24%, due 5/10/07                          7,200,000          7,126,640
Societe Generale North America, 5.26%, due 3/12/07                      5,800,000          5,790,678
Societe Generale North America, 5.23%, due 3/29/07                     35,160,000         35,016,977
                                                                                      --------------
                                                                                      $  154,740,591
----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 16.2%
----------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.26%, due 3/20/07                           $ 4,140,000     $    4,128,507
Citigroup Funding, Inc., 5.25%, due 6/19/07                            39,995,000         39,353,414
DEPFA Bank PLC, 5.25%, due 4/16/07 (t)                                  7,541,000          7,490,412
DEPFA Bank PLC, 5.24%, due 5/22/07 (t)                                 14,166,000         13,996,921
DEPFA Bank PLC, 5.22%, due 5/30/07 (t)                                  8,043,000          7,938,039
DEPFA Bank PLC, 4.98%, due 12/21/07 (t)                                15,200,000         14,579,713
Deutsche Bank Financial LLC, 5.33%, due 3/01/07                        44,005,000         44,005,000
ING America Insurance Holdings, Inc., 5.26%, due 3/14/07               42,000,000         41,920,225
Svenska Handelsbanken, Inc., 5.23%, due 4/04/07                           946,000            941,327
UBS Finance Delaware LLC, 5.26%, due 3/07/07                            2,000,000          1,998,247
UBS Finance Delaware LLC, 5.25%, due 4/20/07 - 5/30/07                    765,000            755,630
UBS Finance Delaware LLC, 5.21%, due 7/05/07                            1,633,000          1,603,222
                                                                                      --------------
                                                                                      $  178,710,657
                                                                                      --------------
TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                   $1,007,262,850
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                        $1,101,280,850
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.4%                                                      4,152,689
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $1,105,433,539
----------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments (unaudited) - continued

AT 2/28/07

MFS(R) GOVERNMENT MONEY MARKET FUND

U.S. Government Agency Obligations - 97.5% (y)
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR        VALUE ($)
----------------------------------------------------------------------------------------------------
Fannie Mae, 5.17%, due 3/01/07 - 3/30/07                              $ 2,258,000       $  2,253,368
Fannie Mae, 5.06%, due 3/07/07                                            335,000            334,717
Fannie Mae, 5.165%, due 3/07/07                                           916,000            915,211
Fannie Mae, 5.15%, due 3/08/07 - 3/28/07                                1,345,000          1,341,507
Fannie Mae, 5.175%, due 3/12/07                                           700,000            698,893
Fannie Mae, 5.16%, due 3/14/07 - 5/09/07                                  632,000            627,428
Fannie Mae, 5.135%, due 4/04/07 - 6/01/07                               2,000,000          1,982,027
Fannie Mae, 5.143%, due 4/11/07                                         1,000,000            994,143
Fannie Mae, 5.18%, due 5/09/07                                            361,000            357,416
Farmer Mac, 5.14%, due 4/05/07                                            395,000            393,026
Farmer Mac, 5.141%, due 4/05/07                                         1,000,000            995,002
Federal Home Loan Bank, 5.155%, due 3/14/07 - 3/20/07                   1,808,000          1,803,940
Federal Home Loan Bank, 5.18%, due 3/21/07                                489,000            487,593
Freddie Mac, 5.165%, due 3/06/07                                          450,000            449,677
Freddie Mac, 5.15%, due 3/09/07 - 4/09/07                               1,045,000          1,041,365
Freddie Mac, 5.163%, due 3/20/07                                        1,000,000            997,275
Freddie Mac, 5.17%, due 3/20/07 - 5/31/07                                 869,000            862,071
Freddie Mac, 5.145%, due 4/16/07                                        1,000,000            993,426
Freddie Mac, 5.11%, due 6/22/07                                           700,000            688,772
----------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS,
AT AMORTIZED COST AND VALUE                                                             $ 18,216,857
----------------------------------------------------------------------------------------------------
Repurchase Agreements - 2.5%
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.32%, dated 2/28/07, due 3/01/07, total to be received $461,068 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in
a jointly traded account), at Cost                                    $   461,000       $    461,000
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                          $ 18,677,857
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                            4,679
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                     $ 18,682,536
----------------------------------------------------------------------------------------------------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under
    Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 2/28/07  (unaudited)

These statements represent your fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.

MFS MONEY MARKET FUND


ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                         $1,101,280,850
Cash                                                                        232
Receivable for fund shares sold                                      11,537,121
Interest receivable                                                   1,074,324
Other assets                                                             18,467
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,113,910,994
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $161,441
Payable for fund shares reacquired                                    7,894,426
Payable to affiliates
  Management fee                                                          9,018
  Shareholder servicing costs                                           298,105
  Administrative services fee                                             1,091
Payable for independent trustees' compensation                           39,998
Accrued expenses and other liabilities                                   73,376
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $8,477,455
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,105,433,539
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in-capital                                                  $1,105,433,485
Accumulated net realized gain (loss) on investments                      (8,515)
Undistributed net investment income                                       8,569
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,105,433,539
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 1,105,433,537
-------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $1,105,433,539/
1,105,433,537 shares of beneficial interest outstanding)                                          $1.00
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (unaudited) - continued

AT 2/28/07

MFS GOVERNMENT MONEY MARKET FUND

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                              $18,677,857
Cash                                                                          931
Receivable for fund shares sold                                            55,564
Interest receivable                                                            68
Other assets                                                                  768
------------------------------------------------------------------------------------------------------
Total assets                                                                               $18,735,188
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                        $815
Payable for fund shares reacquired                                          3,090
Payable to affiliates
  Management fee                                                              153
  Shareholder servicing costs                                              10,503
  Administrative services fee                                                  96
Payable for independent trustees' compensation                              6,740
Accrued expenses and other liabilities                                     31,255
------------------------------------------------------------------------------------------------------
Total liabilities                                                                              $52,652
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $18,682,536
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in-capital                                                       $18,690,209
Accumulated distributions in excess of net investment income               (7,673)
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $18,682,536
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   18,682,492
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $18,682,536/18,682,492
shares of beneficial interest outstanding)                                                       $1.00
------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Six months ended 2/28/07  (unaudited)

These statements describe how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

MFS MONEY MARKET FUND


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                            $27,075,060
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,263,868
  Shareholder servicing costs                                             703,656
  Administrative services fee                                              92,196
  Independent trustees' compensation                                       12,914
  Custodian fee                                                            66,125
  Shareholder communications                                               24,656
  Auditing fees                                                            12,890
  Legal fees                                                               12,679
  Miscellaneous                                                            39,185
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,228,169
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (43,209)
  Reduction of expenses by investment adviser                          (1,507,728)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,677,232
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $25,397,828
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (unaudited) - continued

SIX MONTHS ENDED 2/28/07

MFS GOVERNMENT MONEY MARKET FUND

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                               $523,134
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $49,517
  Shareholder servicing costs                                              14,933
  Administrative services fee                                               8,679
  Independent trustees' compensation                                        1,237
  Custodian fee                                                             5,880
  Shareholder communications                                                  831
  Auditing fees                                                            13,618
  Legal fees                                                                   97
  Registration fees                                                         5,477
  Miscellaneous                                                             3,189
------------------------------------------------------------------------------------------------------
Total expenses                                                                                $103,458
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (4,027)
  Reduction of expenses by investment adviser                             (34,715)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                   $64,716
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $458,418
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS MONEY MARKET FUND
                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                      2/28/07                   8/31/06
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $25,397,828               $35,348,307
Net realized gain (loss) on investments                                    --                       (35)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $25,397,828               $35,348,272
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income                                       $(25,495,087)             $(35,618,089)
-------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                                 $605,769,977              $940,606,600
Net asset value of shares issued to shareholders in
reinvestment of distributions                                      24,080,770                33,914,320
Cost of shares reacquired                                        (466,004,932)             (801,437,381)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $163,845,815              $173,083,539
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $163,748,556              $172,813,722
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                            941,684,983               768,871,261
At end of period (including undistributed net investment
income of $8,569 and $105,828, respectively)                   $1,105,433,539              $941,684,983
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

MFS GOVERNMENT MONEY MARKET FUND

                                                              SIX MONTHS ENDED               YEAR ENDED
                                                                       2/28/07                  8/31/06
                                                                   (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $458,418                 $852,761
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income                                           $(460,656)               $(860,483)
-------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                                    $3,774,209              $19,045,123
Net asset value of shares issued to shareholders in
reinvestment of distributions                                          450,367                  825,675
Cost of shares reacquired                                           (7,596,765)             (22,220,079)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $(3,372,189)             $(2,349,281)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                         $(3,374,427)             $(2,357,003)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                              22,056,963               24,413,966
At end of period (including accumulated distributions in
excess of net investment income of $7,673 and $5,435,
respectively)                                                      $18,682,536              $22,056,963
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

MFS MONEY MARKET FUND

                                 SIX MONTHS                                       YEARS ENDED 8/31
                                      ENDED           ------------------------------------------------------------------------
                                    2/28/07             2006              2005            2004            2003            2002
                                (UNAUDITED)
Net asset value,
beginning of period                   $1.00            $1.00             $1.00           $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)           $0.03            $0.04             $0.02           $0.01           $0.01           $0.02
  Net realized gain (loss) on
  investments                            --            (0.00)(w)         (0.00)(w)          --              --              --
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations      $0.03            $0.04             $0.02           $0.01           $0.01           $0.02
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income         $(0.03)          $(0.04)           $(0.02)         $(0.01)         $(0.01)         $(0.02)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $1.00            $1.00             $1.00           $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                   2.53(n)          4.36              2.16            0.64            0.81            1.67
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                         0.64(a)          0.68              0.75            0.67            0.60            0.68
Expenses after expense
reductions (f)                         0.34(a)          0.37              0.44            0.54             N/A             N/A
Net investment income                  5.02(a)          4.28              2.17            0.62            0.80            1.66
Net assets at end of period
(000 Omitted)                    $1,105,434         $941,685          $768,871        $828,921      $2,123,459      $1,962,159
------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

MFS GOVERNMENT MONEY MARKET FUND


                                         Six months                                   Years ended 8/31
                                              ended          -----------------------------------------------------------------
                                            2/28/07            2006            2005          2004           2003          2002
                                        (unaudited)
Net asset value, beginning of period          $1.00           $1.00           $1.00         $1.00          $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                   $0.02           $0.04           $0.02         $0.01          $0.01         $0.01
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.02)         $(0.04)         $(0.02)       $(0.01)        $(0.01)       $(0.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00           $1.00           $1.00         $1.00          $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)                           2.33(n)         3.89            2.02          0.54           0.66          1.51
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         1.04(a)         1.10            0.87          0.74           0.72          0.82
Expenses after expense reductions (f)          0.69(a)         0.75            0.52          0.59            N/A           N/A
Net investment income                          4.63(a)         3.78            1.96          0.49           0.61          1.56
Net assets at end of period
(000 Omitted)                               $18,683         $22,057         $24,414       $39,787       $132,888       $54,741
------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - Each fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the funds. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the funds in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2006, there were no significant adjustments due to differences between book and tax accounting for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                               GOVERNMENT
                                        MONEY MARKET         MONEY MARKET
                                                FUND                 FUND
                                             8/31/06              8/31/06

      Ordinary income (including any
      short-term capital gains)          $35,618,089             $860,483

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                               GOVERNMENT
                                           MONEY MARKET      MONEY MARKET
      AS OF 2/28/07                                FUND              FUND
      Cost of investments                $1,101,280,850       $18,677,857

      AS OF 8/31/06

      Undistributed ordinary income            $293,345            $2,346
      Capital loss carryforwards                 (8,480)               --
      Post-October capital loss deferral            (35)               --
      Other temporary differences              (187,517)           (7,781)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2006, the MFS Money Market Fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                                    MONEY MARKET
                                                            FUND

              8/31/11                                   $(8,329)
              8/31/13                                      (151)
              -------------------------------------------------
                                                        $(8,480)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds.

Each fund's management fee is computed daily and paid monthly at the following annual rates:

         First $300 million of average daily net assets        0.50%
         Next $400 million of average daily net assets         0.45%
         Next $300 million of average daily net assets         0.40%
         Average daily net assets in excess of $1 billion      0.35%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce each fund's management fee to 0.15% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2007, this waiver amounted to $1,505,078 and $34,662 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - Certain shares acquired through an exchange may be subject to a CDSC upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges imposed during the six months ended February 28, 2007 for the MFS Money Market Fund and MFS Government Money Market Fund were $3,484 and $252, respectively.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fees were $383,927 and $7,625, which equated to 0.0759% and 0.0770% annually of each fund's average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of each fund to provide omnibus account services to the funds. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. Each fund then reimburses MFSC for the sub-accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fees for SRS were $70,768 and $1,108, which equated to 0.0140% and 0.0112% annually of each fund's average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. MFSC also receives payment from each fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $157,104 and $4,004 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. Each fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, the funds partially reimburse MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Each fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.0182% and 0.0876% of each fund's average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC. The funds have an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,305 and $513 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $39,882 and $6,598 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, at February 28, 2007, and is included in payable for independent trustees' compensation.

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $4,077 and $80 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. MFS has agreed to reimburse the funds for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,650 and $53 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, were as follows:

                                                   PURCHASES              SALES

MFS Money Market Fund                         $4,231,437,486     $4,031,286,746
MFS Government Money Market Fund                 196,842,772        199,117,000

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The MFS Money Market Fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund and MFS Moderate Allocation Fund were the owners of record of approximately 6% and 10%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the funds' commitment fees were $2,860 and $112 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively and interest expense was $0 and $0 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. These amounts are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

                               [graphic omitted]

                               Semiannual report

                                                     MFS(R) MID CAP GROWTH FUND

LETTER FROM THE CEO                                     1
---------------------------------------------------------
PORTFOLIO COMPOSITION                                   2
---------------------------------------------------------
EXPENSE TABLE                                           3
---------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                5
---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                    11
---------------------------------------------------------
STATEMENT OF OPERATIONS                                14
---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                    15
---------------------------------------------------------
FINANCIAL HIGHLIGHTS                                   16
---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                          25
---------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT          36
---------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                  36
---------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                         36
---------------------------------------------------------
CONTACT INFORMATION                            BACK COVER
---------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        2/28/07
                                                                        OTC-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    April 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                               99.3%
              Cash & Other Net Assets                      0.7%

              TOP TEN HOLDINGS

              Williams Cos., Inc.                          2.7%
              -------------------------------------------------
              Hess Corp.                                   2.4%
              -------------------------------------------------
              Phillips-Van Heusen Corp.                    2.3%
              -------------------------------------------------
              International Game Technology                2.3%
              -------------------------------------------------
              Cognizant Technology
              Solutions Corp., "A"                         2.3%
              -------------------------------------------------
              Rockwell Automation, Inc.                    2.2%
              -------------------------------------------------
              YUM! Brands, Inc.                            2.2%
              -------------------------------------------------
              Humana, Inc.                                 2.1%
              -------------------------------------------------
              Kroger Co.                                   2.1%
              -------------------------------------------------
              Cummins, Inc.                                2.0%
              -------------------------------------------------

              EQUITY SECTORS

              Health Care                                 17.5%
              -------------------------------------------------
              Technology                                  12.1%
              -------------------------------------------------
              Retailing                                   10.8%
              -------------------------------------------------
              Special Products & Services                  9.4%
              -------------------------------------------------
              Financial Services                           8.6%
              -------------------------------------------------
              Utilities & Communications                   7.8%
              -------------------------------------------------
              Leisure                                      7.7%
              -------------------------------------------------
              Industrial Goods & Services                  7.5%
              -------------------------------------------------
              Energy                                       5.0%
              -------------------------------------------------
              Autos & Housing                              4.6%
              -------------------------------------------------
              Consumer Staples                             3.7%
              -------------------------------------------------
              Transportation                               2.4%
              -------------------------------------------------
              Basic Materials                              2.2%
              -------------------------------------------------

Percentages are based on net assets as of 2/28/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    9/01/06-
Class                       Ratio      9/01/06        2/28/07         2/28/07
--------------------------------------------------------------------------------
       Actual               1.28%     $1,000.00      $1,125.70         $6.75
   A  --------------------------------------------------------------------------
       Hypothetical (h)     1.28%     $1,000.00      $1,018.45         $6.41
--------------------------------------------------------------------------------
       Actual               2.03%     $1,000.00      $1,123.50        $10.69
   B  --------------------------------------------------------------------------
       Hypothetical (h)     2.03%     $1,000.00      $1,014.73        $10.14
--------------------------------------------------------------------------------
       Actual               2.03%     $1,000.00      $1,122.50        $10.68
   C  --------------------------------------------------------------------------
       Hypothetical (h)     2.03%     $1,000.00      $1,014.73        $10.14
--------------------------------------------------------------------------------
       Actual               1.03%     $1,000.00      $1,128.30         $5.44
   I  --------------------------------------------------------------------------
       Hypothetical (h)     1.03%     $1,000.00      $1,019.69         $5.16
--------------------------------------------------------------------------------
       Actual               1.53%     $1,000.00      $1,125.70         $8.06
   R  --------------------------------------------------------------------------
       Hypothetical (h)     1.53%     $1,000.00      $1,017.21         $7.65
--------------------------------------------------------------------------------
       Actual               2.13%     $1,000.00      $1,121.10        $11.20
  R1  --------------------------------------------------------------------------
       Hypothetical (h)     2.13%     $1,000.00      $1,014.23        $10.64
--------------------------------------------------------------------------------
       Actual               1.78%     $1,000.00      $1,123.20         $9.37
  R2  --------------------------------------------------------------------------
       Hypothetical (h)     1.78%     $1,000.00      $1,015.97         $8.90
--------------------------------------------------------------------------------
       Actual               1.68%     $1,000.00      $1,125.30         $8.85
  R3  --------------------------------------------------------------------------
       Hypothetical (h)     1.68%     $1,000.00      $1,016.46         $8.40
--------------------------------------------------------------------------------
       Actual               1.43%     $1,000.00      $1,126.00         $7.54
  R4  --------------------------------------------------------------------------
       Hypothetical (h)     1.43%     $1,000.00      $1,017.70         $7.15
--------------------------------------------------------------------------------
       Actual               1.13%     $1,000.00      $1,127.90         $5.96
  R5  --------------------------------------------------------------------------
       Hypothetical (h)     1.13%     $1,000.00      $1,019.19         $5.66
--------------------------------------------------------------------------------
       Actual               1.63%     $1,000.00      $1,124.90         $8.59
 529A --------------------------------------------------------------------------
       Hypothetical (h)     1.63%     $1,000.00      $1,016.71         $8.15
--------------------------------------------------------------------------------
       Actual               2.28%     $1,000.00      $1,122.00        $12.00
 529B --------------------------------------------------------------------------
       Hypothetical (h)     2.28%     $1,000.00      $1,013.49        $11.38
--------------------------------------------------------------------------------
       Actual               2.28%     $1,000.00      $1,122.30        $12.00
 529C --------------------------------------------------------------------------
       Hypothetical (h)     2.28%     $1,000.00      $1,013.49        $11.38
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
----------------------------------------------------------------------------------------------------
ISSUER                                                            SHARES/PAR           VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 0.8%
----------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                            116,840         $    10,628,935
----------------------------------------------------------------------------------------------------
Airlines - 2.4%
----------------------------------------------------------------------------------------------------
AMR Corp. (a)                                                        628,107         $    21,412,168
Continental Airlines, Inc. (a)(l)                                    102,770               4,069,692
UAL Corp. (a)                                                        185,420               7,414,946
                                                                                     ---------------
                                                                                     $    32,896,806
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 4.1%
----------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                      532,160         $    25,117,952
Phillips-Van Heusen Corp.                                            563,492              30,901,901
                                                                                     ---------------
                                                                                     $    56,019,853
----------------------------------------------------------------------------------------------------
Automotive - 0.7%
----------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (a)(l)                                    371,380         $     9,143,376
----------------------------------------------------------------------------------------------------
Biotechnology - 1.8%
----------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                    141,080         $     8,718,744
Millipore Corp. (a)                                                  215,080              15,382,522
                                                                                     ---------------
                                                                                     $    24,101,266
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.4%
----------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)(l)                                20,782         $     2,358,757
Chicago Mercantile Exchange Holdings, Inc., "A"                       35,410              19,090,593
Investment Technology Group, Inc. (a)                                 87,010               3,561,319
Legg Mason, Inc.                                                      73,880               7,590,431
                                                                                     ---------------
                                                                                     $    32,601,100
----------------------------------------------------------------------------------------------------
Business Services - 5.8%
----------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                      640,500         $    22,167,705
CheckFree Corp. (a)                                                  215,404               8,168,120
Cognizant Technology Solutions Corp., "A" (a)                        341,285              30,783,907
Corporate Executive Board Co.                                        211,213              16,434,483
Fidelity National Information Services, Inc.                          19,450                 893,727
                                                                                     ---------------
                                                                                     $    78,447,942
----------------------------------------------------------------------------------------------------
Cable TV - 0.4%
----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A" (a)                               147,580         $     5,991,748
----------------------------------------------------------------------------------------------------
Chemicals - 0.5%
----------------------------------------------------------------------------------------------------
Celanese Corp.                                                       234,440         $     6,700,295
----------------------------------------------------------------------------------------------------
Computer Software - 3.3%
----------------------------------------------------------------------------------------------------
Akamai Technologies, Inc. (a)                                         15,460         $       797,272
Compuware Corp. (a)                                                  152,970               1,399,675
Hyperion Solutions Corp. (a)                                          76,250               3,266,550
McAfee, Inc. (a)                                                     815,270              24,555,932
TIBCO Software, Inc. (a)                                           1,325,430              11,995,142
Transaction Systems Architects, Inc. (a)                              74,327               2,623,743
                                                                                     ---------------
                                                                                     $    44,638,314
----------------------------------------------------------------------------------------------------
Construction - 3.9%
----------------------------------------------------------------------------------------------------
Masco Corp.                                                          327,510         $     9,776,173
NVR, Inc. (a)                                                         35,784              24,225,768
Sherwin-Williams Co.                                                 277,220              18,448,991
                                                                                     ---------------
                                                                                     $    52,450,932
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 6.6%
----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                  405,130         $    14,852,066
Estee Lauder Cos., Inc., "A"                                         534,468              25,590,328
ITT Educational Services, Inc. (a)                                   319,910         $    25,586,402
Monster Worldwide, Inc. (a)                                          478,032              23,834,675
                                                                                     ---------------
                                                                                     $    89,863,471
----------------------------------------------------------------------------------------------------
Electrical Equipment - 3.3%
----------------------------------------------------------------------------------------------------
Rockwell Automation, Inc. (l)                                        485,750         $    30,160,218
W.W. Grainger, Inc.                                                  185,100              14,280,465
                                                                                     ---------------
                                                                                     $    44,440,683
----------------------------------------------------------------------------------------------------
Electronics - 5.0%
----------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                     184,520         $     9,547,065
MEMC Electronic Materials, Inc. (a)                                   40,310               2,078,787
Novellus Systems, Inc. (a)(l)                                        499,120              16,071,664
On Semiconductor Corp. (a)                                           219,550               2,155,981
SanDisk Corp. (a)                                                    393,885              14,345,292
Synopsys, Inc. (a)                                                   149,930               3,835,209
Tessera Technologies, Inc. (a)(l)                                    129,873               5,249,467
Varian Semiconductor Equipment Associates, Inc. (a)                  306,160              14,631,386
                                                                                     ---------------
                                                                                     $    67,914,851
----------------------------------------------------------------------------------------------------
Energy - Integrated - 2.4%
----------------------------------------------------------------------------------------------------
Hess Corp.                                                           603,093         $    31,994,084
----------------------------------------------------------------------------------------------------
Food & Beverages - 0.7%
----------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                           291,710         $     9,043,010
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 2.1%
----------------------------------------------------------------------------------------------------
Kroger Co.                                                         1,102,732         $    28,307,130
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 4.5%
----------------------------------------------------------------------------------------------------
International Game Technology                                        746,280         $    30,784,050
Penn National Gaming, Inc. (a)(l)                                    564,530              26,324,034
Royal Caribbean Cruises Ltd.                                         112,320               4,552,330
                                                                                     ---------------
                                                                                     $    61,660,414
----------------------------------------------------------------------------------------------------
General Merchandise - 0.3%
----------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc. (l)                                       125,920         $     3,647,902
----------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 4.4%
----------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                                 550,119         $    18,197,936
Humana, Inc. (a)                                                     475,077              28,428,608
WellCare Health Plans, Inc. (a)                                      160,600              13,186,866
                                                                                     ---------------
                                                                                     $    59,813,410
----------------------------------------------------------------------------------------------------
Insurance - 3.3%
----------------------------------------------------------------------------------------------------
Ace Ltd.                                                             250,210         $    14,051,794
Genworth Financial, Inc., "A"                                        626,620              22,163,549
MGIC Investment Corp.                                                 79,750               4,812,912
W.R. Berkley Corp.                                                    34,620               1,128,612
XL Capital Ltd., "A"                                                  36,870               2,617,770
                                                                                     ---------------
                                                                                     $    44,774,637
----------------------------------------------------------------------------------------------------
Internet - 1.1%
----------------------------------------------------------------------------------------------------
RealNetworks, Inc. (a)(l)                                          1,763,342         $    14,388,871
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.2%
----------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. (a)(l)                                     70,380         $     1,955,860
THQ, Inc. (a)                                                         28,930                 931,835
                                                                                     ---------------
                                                                                     $     2,887,695
----------------------------------------------------------------------------------------------------
Machinery & Tools - 3.4%
----------------------------------------------------------------------------------------------------
Cummins, Inc.                                                        200,270         $    26,972,364
Eaton Corp.                                                           95,600               7,744,556
Parker Hannifin Corp.                                                 54,490               4,489,431
Timken Co.                                                           225,710               6,450,792
                                                                                     ---------------
                                                                                     $    45,657,143
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.5%
----------------------------------------------------------------------------------------------------
Emdeon Corp. (a)(l)                                                  748,554         $    11,183,397
McKesson Corp.                                                        80,670               4,498,159
VCA Antech, Inc. (a)                                                 122,516               4,497,562
                                                                                     ---------------
                                                                                     $    20,179,118
----------------------------------------------------------------------------------------------------
Medical Equipment - 7.0%
----------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                 421,870         $    16,258,870
Cooper Cos., Inc.                                                    189,640               8,702,580
Cytyc Corp. (a)                                                      682,549              20,681,235
DENTSPLY International, Inc.                                         410,650              12,951,901
Immucor, Inc. (a)                                                    224,146               6,666,102
Mentor Corp. (l)                                                      94,340               4,529,263
Waters Corp. (a)                                                     457,174              24,806,261
                                                                                     ---------------
                                                                                     $    94,596,212
----------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
----------------------------------------------------------------------------------------------------
AK Steel Holding Corp. (a)                                           196,600         $     4,547,358
Cleveland-Cliffs, Inc.                                                52,500               2,961,000
                                                                                     ---------------
                                                                                     $     7,508,358
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.7%
----------------------------------------------------------------------------------------------------
Williams Cos., Inc. (l)                                            1,342,010         $    36,194,010
----------------------------------------------------------------------------------------------------
Network & Telecom - 0.4%
----------------------------------------------------------------------------------------------------
InterDigital Communications Corp. (a)(l)                             155,140         $     5,386,461
----------------------------------------------------------------------------------------------------
Oil Services - 2.6%
----------------------------------------------------------------------------------------------------
Cameron International Corp. (a)                                      318,830         $    18,074,473
GlobalSantaFe Corp.                                                  181,860              10,480,592
Smith International, Inc.                                            150,460               6,168,860
                                                                                     ---------------
                                                                                     $    34,723,925
----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 2.7%
----------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                  16,880         $       873,034
CapitalSource, Inc., REIT                                            183,960               4,744,328
Commerce Bancorp, Inc.                                                40,540               1,354,847
First Marblehead Corp.                                               463,145              20,906,365
IndyMac Bancorp, Inc.                                                215,629               7,402,543
Northern Trust Corp.                                                  31,350               1,890,405
                                                                                     ---------------
                                                                                     $    37,171,522
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.3%
----------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A" (a)                                 344,620         $    20,870,187
Network Appliance, Inc. (a)                                          251,510               9,725,892
Nuance Communications, Inc. (a)(l)                                    67,123                 945,763
                                                                                     ---------------
                                                                                     $    31,541,842
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.8%
----------------------------------------------------------------------------------------------------
Allergan, Inc.                                                        62,860         $     7,022,091
Endo Pharmaceuticals Holdings, Inc. (a)                              785,627              24,519,419
Medicis Pharmaceutical Corp., "A" (l)                                117,150               4,259,574
Warner Chilcott Ltd., "A" (a)                                        177,810         $     2,645,813
                                                                                     ---------------
                                                                                     $    38,446,897
----------------------------------------------------------------------------------------------------
Real Estate - 0.2%
----------------------------------------------------------------------------------------------------
Corrections Corp. of America (a)                                      57,370         $     3,003,893
----------------------------------------------------------------------------------------------------
Restaurants - 2.6%
----------------------------------------------------------------------------------------------------
Brinker International, Inc.                                           52,130         $     1,772,941
Jack in the Box, Inc. (a)                                             64,620               4,416,131
YUM! Brands, Inc.                                                    506,340              29,337,340
                                                                                     ---------------
                                                                                     $    35,526,412
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.2%
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                        266,620         $    16,447,788
----------------------------------------------------------------------------------------------------
Specialty Stores - 4.3%
----------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                              33,540         $     1,262,781
Aeropostale, Inc. (a)                                                555,273              20,345,203
Dick's Sporting Goods, Inc. (a)                                       70,350               3,682,119
Group 1 Automotive, Inc.                                             277,050              12,819,103
Limited Brands, Inc. (l)                                             142,000               3,930,560
OfficeMax, Inc.                                                      170,610               8,854,659
Radioshack Corp. (l)                                                 200,660               5,010,480
Urban Outfitters, Inc. (a)                                            90,890               2,255,890
                                                                                     ---------------
                                                                                     $    58,160,795
----------------------------------------------------------------------------------------------------
Telephone Services - 2.5%
----------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                        228,870         $     8,866,424
Embarq Corp.                                                         457,262              25,309,452
                                                                                     ---------------
                                                                                     $    34,175,876
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.6%
----------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                     239,540         $    18,844,612
Mirant Corp. (a)                                                     376,140              14,014,976
NRG Energy, Inc. (a)                                                  41,680               2,760,883
                                                                                     ---------------
                                                                                     $    35,620,471
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $1,205,764,722)                                $ 1,346,697,448
----------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.9%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.32%, due 3/01/07,
at Amortized Cost and Value (y)                              $    12,451,000         $    12,451,000
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 6.5%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                       87,943,880         $    87,943,880
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,306,159,602)                                  $ 1,447,092,328
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (6.7)%                                                  (90,439,726)
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                  $ 1,356,652,602
----------------------------------------------------------------------------------------------------
(a)  Non-income producing security.
(l)  All or a portion of this security is on loan.
(y)  The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $85,663,837 of securities
on loan (identified cost, $1,306,159,602)                        $1,447,092,328
Cash                                                                        347
Receivable for investments sold                                      20,782,307
Receivable for fund shares sold                                       3,284,836
Interest and dividends receivable                                       777,886
Other assets                                                            375,385
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,472,313,089
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $21,062,767
Payable for fund shares reacquired                                    5,730,767
Collateral for securities loaned, at value                           87,943,880
Payable to affiliates
  Management fee                                                         56,436
  Shareholder servicing costs                                           497,067
  Distribution and service fees                                          23,990
  Administrative services fee                                             1,348
  Program manager fees                                                       16
  Retirement plan administration and services fees                          232
Payable for independent trustees' compensation                          107,982
Accrued expenses and other liabilities                                  236,002
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $115,660,487
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,356,652,602
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $2,394,220,447
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         140,932,726
Accumulated net realized gain (loss) on investments              (1,180,135,362)
Undistributed net investment income                                   1,634,791
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,356,652,602
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   141,501,873
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $428,341,938
  Shares outstanding                                                 44,276,965
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $9.67
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share                                  $10.26
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $246,849,216
  Shares outstanding                                                 27,133,325
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.10
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $72,593,453
  Shares outstanding                                                  8,163,901
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.89
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $565,291,150
  Shares outstanding                                                 57,408,573
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.85
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $4,929,736
  Shares outstanding                                                    514,844
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.58
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $668,711
  Shares outstanding                                                     73,695
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.07
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $410,569
  Shares outstanding                                                     44,994
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.12
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,440,516
  Shares outstanding                                                    256,426
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.52
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,928,584
  Shares outstanding                                                    199,913
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.65
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $32,035,062
  Shares outstanding                                                  3,303,803
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.70
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $703,891
  Shares outstanding                                                     73,741
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $9.55
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $10.13
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $204,715
  Shares outstanding                                                     22,728
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.01
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $255,061
  Shares outstanding                                                     28,965
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.81
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and
Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 2/28/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $10,387,518
  Interest                                                               471,703
  Other                                                                  352,409
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $11,211,630
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $5,228,356
  Distribution and service fees                                        2,316,946
  Program manager fees                                                     1,486
  Shareholder servicing costs                                          1,368,279
  Administrative services fee                                            124,709
  Retirement plan administration and services fees                        25,707
  Independent trustees' compensation                                      33,976
  Custodian fee                                                          217,536
  Shareholder communications                                              89,926
  Auditing fees                                                           21,988
  Legal fees                                                              22,122
  Miscellaneous                                                           96,071
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $9,547,102
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (57,409)
  Reduction of expenses by investment adviser                             (5,447)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $9,484,246
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $1,727,384
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
Net realized gain (loss) on investments                                                    $45,002,745
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
Net unrealized gain (loss) on investments                                                 $121,693,928
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                    $166,696,673
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $168,424,057
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     2/28/07                    8/31/06
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      $1,727,384               $(14,279,912)
Net realized gain (loss) on investments                           45,002,745                150,147,104
Net unrealized gain (loss) on investments                        121,693,928               (170,595,975)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $168,424,057               $(34,728,783)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(215,771,221)             $(408,077,936)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(47,347,164)             $(442,806,719)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,403,999,766              1,846,806,485
At end of period (including undistributed net investment
income of $1,634,791 and accumulated net investment loss
of $92,593)                                                   $1,356,652,602             $1,403,999,766
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                       SIX MONTHS                                 YEARS ENDED 8/31
                                            ENDED      -----------------------------------------------------------------------
CLASS A                                   2/28/07             2006           2005           2004            2003          2002
                                      (UNAUDITED)

Net asset value,
beginning of period                         $8.59            $8.88          $7.58          $7.43           $5.84        $10.50
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)          $0.02           $(0.07)        $(0.07)        $(0.08)         $(0.05)       $(0.08)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   1.06            (0.22)          1.37           0.23            1.64         (4.42)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $1.08           $(0.29)         $1.30          $0.15           $1.59        $(4.50)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                       $--              $--            $--            $--             $--        $(0.15)
  From paid-in capital                         --               --             --             --              --         (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $--              $--            $--            $--             $--        $(0.16)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $9.67            $8.59          $8.88          $7.58           $7.43         $5.84
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  12.57(n)         (3.27)         17.15           2.02(b)        27.23        (43.48)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        1.28(a)          1.29           1.29           1.26            1.34          1.39
Expenses after expense reductions(f)         1.28(a)          1.29           1.29           1.26             N/A           N/A
Net investment income (loss)                 0.33(a)         (0.73)         (0.84)         (0.98)          (0.76)        (0.87)
Portfolio turnover                             54              122             67             94             120           147
Net assets at end of period
(000 Omitted)                            $428,342         $515,048       $931,140     $1,092,443      $1,182,259      $946,866
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                   YEARS ENDED 8/31
                                              ENDED      ---------------------------------------------------------------------
CLASS B                                     2/28/07             2006           2005          2004           2003          2002
                                        (UNAUDITED)

Net asset value,
beginning of period                           $8.10            $8.45          $7.26         $7.17          $5.68        $10.22
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                    $(0.02)          $(0.13)        $(0.13)       $(0.13)        $(0.09)       $(0.14)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                             1.02            (0.22)          1.32          0.22           1.58         (4.32)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.00           $(0.35)         $1.19         $0.09          $1.49        $(4.46)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                         $--              $--            $--           $--            $--        $(0.07)
  From paid-in capital                           --               --             --            --             --         (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                    $--              $--            $--           $--            $--        $(0.08)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $9.10            $8.10          $8.45         $7.26          $7.17         $5.68
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    12.35(n)         (4.14)         16.39          1.26(b)       26.23        (43.94)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         2.03(a)          2.04           2.04          2.01           2.09          2.14
Expenses after expense reductions (f)          2.03(a)          2.04           2.04          2.01            N/A           N/A
Net investment loss                           (0.41)(a)        (1.48)         (1.59)        (1.73)         (1.51)        (1.60)
Portfolio turnover                               54              122             67            94            120           147
Net assets at end of period
(000 Omitted)                              $246,849         $271,832       $384,712      $446,415       $498,021      $450,803
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                  YEARS ENDED 8/31
                                               ENDED      --------------------------------------------------------------------
CLASS C                                      2/28/07            2006           2005          2004           2003          2002
                                         (UNAUDITED)

Net asset value,
beginning of period                            $7.92           $8.26          $7.10         $7.01          $5.55        $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                     $(0.02)         $(0.12)        $(0.13)       $(0.13)        $(0.09)       $(0.14)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                              0.99           (0.22)          1.29          0.22           1.55         (4.22)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $0.97          $(0.34)         $1.16         $0.09          $1.46        $(4.36)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign
  currency transactions                          $--             $--            $--           $--            $--        $(0.08)
  From paid-in capital                            --              --             --            --             --         (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $--             $--            $--           $--            $--        $(0.09)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.89           $7.92          $8.26         $7.10          $7.01         $5.55
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                     12.25(n)        (4.12)         16.34          1.28(b)       26.31        (43.94)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          2.03(a)         2.04           2.04          2.01           2.09          2.14
Expenses after expense reductions (f)           2.03(a)         2.04           2.04          2.01            N/A           N/A
Net investment loss                            (0.41)(a)       (1.48)         (1.59)        (1.73)         (1.51)        (1.60)
Portfolio turnover                                54             122             67            94            120           147
Net assets at end of period
(000 Omitted)                                $72,593         $80,563       $115,894      $139,797       $172,466      $176,786
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                          SIX MONTHS                                  YEARS ENDED 8/31
                                               ENDED      --------------------------------------------------------------------
CLASS I                                      2/28/07             2006           2005          2004           2003         2002
                                         (UNAUDITED)
Net asset value,
beginning of period                            $8.73            $9.01          $7.67         $7.49          $5.87       $10.55
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)             $0.03           $(0.04)        $(0.05)       $(0.06)        $(0.03)      $(0.05)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                              1.09            (0.24)          1.39          0.24           1.65        (4.46)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $1.12           $(0.28)         $1.34         $0.18          $1.62       $(4.51)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign
  currency transactions                          $--              $--            $--           $--            $--       $(0.16)
  From paid-in capital                            --               --             --            --             --        (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders     $--              $--            $--           $--            $--       $(0.17)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $9.85            $8.73          $9.01         $7.67          $7.49        $5.87
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                        12.83(n)         (3.11)         17.47          2.40(b)       27.60       (43.38)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          1.03(a)          1.04           1.04          1.01           1.11         1.14
Expenses after expense reductions (f)           1.03(a)          1.04           1.04          1.01            N/A          N/A
Net investment income (loss)                    0.58(a)         (0.46)         (0.58)        (0.72)         (0.53)       (0.63)
Portfolio turnover                                54              122             67            94            120          147
Net assets at end of period
(000 Omitted)                               $565,291         $485,841       $399,423      $270,934       $109,332      $31,798
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                 SIX MONTHS                          YEARS ENDED 8/31
                                                      ENDED      ---------------------------------------------------------
CLASS R                                             2/28/07            2006            2005            2004        2003(i)
                                                (UNAUDITED)
Net asset value, beginning of period                  $8.51           $8.83           $7.55           $7.42          $5.64
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                    $0.00(w)       $(0.09)         $(0.09)         $(0.10)        $(0.05)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                  1.07           (0.23)           1.37            0.23           1.83
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $1.07          $(0.32)          $1.28           $0.13          $1.78
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $9.58           $8.51           $8.83           $7.55          $7.42
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               12.57(n)        (3.62)          16.95            1.75(b)       31.56(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.53(a)         1.54            1.55            1.50           1.67(a)
Expenses after expense reductions (f)                  1.53(a)         1.54            1.55            1.50            N/A
Net investment income (loss)                           0.07(a)        (0.99)          (1.07)          (1.22)         (1.16)(a)
Portfolio turnover                                       54             122              67              94            120
Net assets at end of period (000 Omitted)            $4,930          $5,978         $12,904          $5,177         $2,039
--------------------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS              YEARS ENDED 8/31
                                                                                 ENDED       -----------------------------
CLASS R1                                                                       2/28/07              2006           2005(i)
                                                                           (UNAUDITED)
Net asset value, beginning of period                                             $8.09             $8.44             $7.93
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                       $(0.02)           $(0.14)           $(0.06)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                1.00             (0.21)             0.57(g)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.98            $(0.35)            $0.51
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $9.07             $8.09             $8.44
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                          12.11(n)          (4.15)             6.43(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            2.23(a)           2.24              2.27(a)
Expenses after expense reductions (f)                                             2.13(a)           2.14              2.27(a)
Net investment loss                                                              (0.47)(a)         (1.57)            (1.77)(a)
Portfolio turnover                                                                  54               122                67
Net assets at end of period (000 Omitted)                                         $669              $430              $210
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           SIX MONTHS               YEARS ENDED 8/31
                                                                                ENDED       -----------------------------
CLASS R2                                                                      2/28/07              2006           2005(i)
                                                                          (UNAUDITED)

Net asset value, beginning of period                                            $8.12             $8.45             $7.93
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                      $(0.01)           $(0.10)           $(0.05)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                           1.01             (0.23)             0.57(g)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                $1.00            $(0.33)            $0.52
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $9.12             $8.12             $8.45
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                         12.32(n)          (3.91)             6.56(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                           1.93(a)           1.93              1.98(a)
Expenses after expense reductions (f)                                            1.78(a)           1.80              1.98(a)
Net investment loss                                                             (0.20)(a)         (1.21)            (1.45)(a)
Portfolio turnover                                                                 54               122                67
Net assets at end of period (000 Omitted)                                        $411              $382              $212
-------------------------------------------------------------------------------------------------------------------------

                                                        SIX MONTHS                         YEARS ENDED 8/31
                                                             ENDED        ----------------------------------------------
CLASS R3                                                   2/28/07               2006              2005           2004(i)
                                                       (UNAUDITED)
Net asset value, beginning of period                         $8.46              $8.79             $7.54             $7.60
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                   $(0.00)(w)         $(0.10)           $(0.11)           $(0.09)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                         1.06              (0.23)             1.36              0.03
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.06             $(0.33)            $1.25            $(0.06)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $9.52              $8.46             $8.79             $7.54
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                      12.53(n)           (3.75)            16.58             (0.79)(b)(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.78(a)            1.79              1.80              1.74(a)
Expenses after expense reductions (f)                         1.68(a)            1.69              1.80              1.74(a)
Net investment loss                                          (0.06)(a)          (1.10)            (1.33)            (1.47)(a)
Portfolio turnover                                              54                122                67                94
Net assets at end of period (000 Omitted)                   $2,441             $2,185            $1,126              $314
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                     SIX MONTHS                 YEARS ENDED 8/31
                                                                          ENDED       -----------------------------
CLASS R4                                                                2/28/07              2006           2005(i)
                                                                    (UNAUDITED)
Net asset value, beginning of period                                      $8.57             $8.87             $8.31
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                        $0.01            $(0.07)           $(0.03)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     1.07             (0.23)             0.59(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.08            $(0.30)            $0.56
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $9.65             $8.57             $8.87
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   12.60(n)          (3.38)             6.74(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.43(a)           1.43              1.45(a)
Expenses after expense reductions (f)                                      1.43(a)           1.43              1.45(a)
Net investment income (loss)                                               0.22(a)          (0.79)            (0.93)(a)
Portfolio turnover                                                           54               122                67
Net assets at end of period (000 Omitted)                                $1,929            $1,899               $53
-------------------------------------------------------------------------------------------------------------------

                                                                     SIX MONTHS               YEARS ENDED 8/31
                                                                          ENDED       -----------------------------
CLASS R5                                                                2/28/07              2006           2005(i)
                                                                    (UNAUDITED)
Net asset value, beginning of period                                      $8.60             $8.88             $8.31
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                        $0.02            $(0.05)           $(0.02)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     1.08             (0.23)             0.59(g)
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $1.10            $(0.28)            $0.57
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $9.70             $8.60             $8.88
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   12.79(n)          (3.15)             6.86(n)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.13(a)           1.14              1.15(a)
Expenses after expense reductions (f)                                      1.13(a)           1.14              1.15(a)
Net investment income (loss)                                               0.49(a)          (0.54)            (0.63)(a)
Portfolio turnover                                                           54               122                67
Net assets at end of period (000 Omitted)                               $32,035           $38,641               $53
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                         SIX MONTHS                                   YEARS ENDED 8/31
                                              ENDED       -------------------------------------------------------------------
CLASS 529A                                  2/28/07             2006           2005           2004          2003      2002(i)
                                        (UNAUDITED)
Net asset value, beginning of period          $8.49            $8.81          $7.54          $7.40         $5.83        $5.92
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                    $(0.00)(w)       $(0.10)        $(0.10)        $(0.11)       $(0.07)      $(0.00)(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency          1.06            (0.22)          1.37           0.25          1.64        (0.09)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $1.06           $(0.32)         $1.27          $0.14         $1.57       $(0.09)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $9.55            $8.49          $8.81          $7.54         $7.40        $5.83
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    12.49(n)         (3.63)         16.84           1.89(b)      26.93        (1.52)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         1.63(a)          1.64           1.64           1.60          1.73         1.74(a)
Expenses after expense reductions (f)          1.63(a)          1.64           1.64           1.60           N/A          N/A
Net investment loss                           (0.02)(a)        (1.06)         (1.18)         (1.32)        (1.18)       (1.22)(a)
Portfolio turnover                               54              122             67             94           120          147
Net assets at end of period (000 Omitted)      $704             $667           $591           $345          $123           $5
-----------------------------------------------------------------------------------------------------------------------------

                                         SIX MONTHS                                   YEARS ENDED 8/31
                                              ENDED       -------------------------------------------------------------------
CLASS 529B                                  2/28/07             2006           2005           2004          2003      2002(i)
                                        (UNAUDITED)
Net asset value, beginning of period          $8.03            $8.39          $7.23          $7.16         $5.68        $5.76
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                    $(0.03)          $(0.15)        $(0.15)        $(0.15)       $(0.11)      $(0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency          1.01            (0.21)          1.31           0.22          1.59        (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $0.98           $(0.36)         $1.16          $0.07         $1.48       $(0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $9.01            $8.03          $8.39          $7.23         $7.16        $5.68
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    12.20(n)         (4.29)         16.04           0.98(b)      26.06        (1.39)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         2.28(a)          2.29           2.29           2.25          2.36         2.39(a)
Expenses after expense reductions (f)          2.28(a)          2.28           2.29           2.25           N/A          N/A
Net investment loss                           (0.65)(a)        (1.71)         (1.83)         (1.97)        (1.78)       (1.85)(a)
Portfolio turnover                               54              122             67             94           120          147
Net assets at end of period (000 Omitted)      $205             $185           $158           $129           $55           $5
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                    YEARS ENDED 8/31
                                            ENDED       ---------------------------------------------------------------------
CLASS 529C                                2/28/07             2006            2005           2004          2003       2002(i)
                                      (UNAUDITED)

Net asset value,
beginning of period                         $7.85            $8.21           $7.07          $6.99         $5.55         $5.63
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                  $(0.02)          $(0.14)         $(0.14)        $(0.15)       $(0.10)       $(0.01)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                           0.98            (0.22)           1.28           0.23          1.54         (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.96           $(0.36)          $1.14          $0.08         $1.44        $(0.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $8.81            $7.85           $8.21          $7.07         $6.99         $5.55
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  12.23(n)         (4.38)          16.12           1.14(b)      25.95         (1.42)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        2.28(a)          2.29            2.29           2.26          2.36          2.39(a)
Expenses after expense reductions (f)        2.28(a)          2.29            2.29           2.26           N/A           N/A
Net investment loss                         (0.55)(a)        (1.71)          (1.82)         (1.97)        (1.78)        (1.85)(a)
Portfolio turnover                             54              122              67             94           120           147
Net assets at end of period
(000 Omitted)                                $255             $350            $329           $183           $86            $5
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R), October
    31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the year ended August 31, 2006.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07

          Cost of investments                          $1,306,777,887
          -----------------------------------------------------------
          Gross appreciation                           $  174,611,698
          Gross depreciation                              (34,297,257)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)   $  140,314,441

          AS OF 8/31/06

          Capital loss carryforwards                  $(1,224,519,822)
          Other temporary differences                         (92,593)
          Net unrealized appreciation (depreciation)       18,620,513

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          8/31/11                                     $(1,224,519,822)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $3.0 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the six month ended February 28, 2007, the fund's average daily net assets did not exceed $3.0 billion and therefore, the management fee was not reduced.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,685 and $128 for the six months ended February 28, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.25%            $590,823
Class B                             0.75%              0.25%              1.00%             1.00%           1,312,751
Class C                             0.75%              0.25%              1.00%             1.00%             384,652
Class R                             0.25%              0.25%              0.50%             0.50%              13,510
Class R1                            0.50%              0.25%              0.75%             0.75%               2,246
Class R2                            0.25%              0.25%              0.50%             0.50%               1,004
Class R3                            0.25%              0.25%              0.50%             0.50%               5,700
Class R4                               --              0.25%              0.25%             0.25%               2,533
Class 529A                          0.25%              0.25%              0.50%             0.35%               1,194
Class 529B                          0.75%              0.25%              1.00%             1.00%                 984
Class 529C                          0.75%              0.25%              1.00%             1.00%               1,549
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $2,316,946

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2007 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class A                                    $12,083
              Class B                                   $265,069
              Class C                                     $4,241
              Class 529B                                     $--
              Class 529C                                     $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                    $853
              Class 529B                                     246
              Class 529C                                     387
              --------------------------------------------------
              Total Program Manager Fees                  $1,486

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fee was $533,286, which equated to 0.0765% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub-accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fee for SRS was $52,381, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $618,520. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.0179% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended February 28, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE        TOTAL
                                           FEE RATE        RATE(g)       AMOUNT

Class R1                                      0.45%          0.35%       $1,348
Class R2                                      0.40%          0.25%          803
Class R3                                      0.25%          0.15%        2,850
Class R4                                      0.15%          0.15%        1,520
Class R5                                      0.10%          0.10%       19,186
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                         $25,707

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended February 28, 2007, this waiver amounted to $1,741 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,059. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $9,565. Both amounts are included in independent trustees' compensation for the six months ended February 28, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $102,140 at February 28, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $5,600. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,706, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $747,478,341 and $958,005,704, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              SIX MONTHS ENDED                       YEAR ENDED
                                                  2/28/07                             8/31/06
                                         SHARES            AMOUNT            SHARES            AMOUNT
Shares sold

  Class A                                 4,127,538        $38,211,574       15,088,929       $138,168,791
  Class B                                   664,264          5,784,702        2,453,745         21,453,852
  Class C                                   263,481          2,248,329          884,134          7,518,002
  Class I                                 2,956,555         27,159,289       13,143,555        121,415,368
  Class R                                    53,167            488,274          185,895          1,686,929
  Class R1                                   83,506            746,158           53,385            457,017
  Class R2                                   46,264            422,605           47,689            403,252
  Class R3                                  268,654          2,605,970          220,731          1,939,319
  Class R4                                  198,579          1,881,730          266,034          2,548,219
  Class R5                                  288,042          2,657,907        5,245,943         45,341,084
  Class 529A                                  3,561             33,317           20,626            185,820
  Class 529B                                  1,658             14,128            4,539             38,888
  Class 529C                                  2,169             18,925            8,503             73,287
----------------------------------------------------------------------------------------------------------
                                          8,957,438        $82,272,908       37,623,708       $341,229,828

Shares reacquired

  Class A                               (19,834,928)     $(183,221,884)     (59,944,257)     $(549,759,400)
  Class B                                (7,071,901)       (61,814,165)     (14,461,937)      (125,061,771)
  Class C                                (2,269,866)       (19,305,606)      (4,752,877)       (40,330,365)
  Class I                                (1,208,786)       (11,472,139)      (1,834,256)       (16,811,569)
  Class R                                  (240,853)        (2,188,138)        (945,490)        (8,534,962)
  Class R1                                  (62,951)          (574,771)         (25,160)          (220,287)
  Class R2                                  (48,271)          (439,997)         (25,756)          (212,893)
  Class R3                                 (270,386)        (2,616,772)         (90,702)          (830,890)
  Class R4                                 (220,269)        (2,090,005)         (50,448)          (473,965)
  Class R5                               (1,477,990)       (14,075,089)        (758,209)        (6,954,615)
  Class 529A                                 (8,425)           (76,284)          (9,124)           (80,205)
  Class 529B                                 (1,992)           (17,094)            (341)            (2,921)
  Class 529C                                (17,787)          (152,185)          (3,987)           (33,921)
-----------------------------------------------------------------------------------------------------------
                                        (32,734,405)     $(298,044,129)     (82,902,544)     $(749,307,764)

Net change

  Class A                               (15,707,390)     $(145,010,310)     (44,855,328)     $(411,590,609)
  Class B                                (6,407,637)       (56,029,463)     (12,008,192)      (103,607,919)
  Class C                                (2,006,385)       (17,057,277)      (3,868,743)       (32,812,363)
  Class I                                 1,747,769         15,687,150       11,309,299        104,603,799
  Class R                                  (187,686)        (1,699,864)        (759,595)        (6,848,033)
  Class R1                                   20,555            171,387           28,225            236,730
  Class R2                                   (2,007)           (17,392)          21,933            190,359
  Class R3                                   (1,732)           (10,802)         130,029          1,108,429
  Class R4                                  (21,690)          (208,275)         215,586          2,074,254
  Class R5                               (1,189,948)       (11,417,182)       4,487,734         38,386,469
  Class 529A                                 (4,864)           (42,967)          11,502            105,615
  Class 529B                                   (334)            (2,966)           4,198             35,967
  Class 529C                                (15,618)          (133,260)           4,516             39,366
----------------------------------------------------------------------------------------------------------
                                        (23,776,967)     $(215,771,221)     (45,278,836)     $(408,077,936)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund and MFS Moderate Allocation Fund were the owners of record of approximately 19%, 14% and 8%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the fund's commitment fee and interest expense were $4,687 and $2,331, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                     MFS(R) MUNICIPAL BOND FUND

LETTER FROM THE CEO                                         1
-------------------------------------------------------------
PORTFOLIO COMPOSITION                                       2
-------------------------------------------------------------
EXPENSE TABLE                                               3
-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    5
-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                        26
-------------------------------------------------------------
STATEMENT OF OPERATIONS                                    28
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        29
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       30
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              32
-------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT              41
-------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                      41
-------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                             41
-------------------------------------------------------------
CONTACT INFORMATION                                BACK COVER
-------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        2/28/07
                                                                        MMB-SEM

LETTER FROM THE CEO

Dear Shareholders:

[Photo of Robert J. Manning]

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

Respectfully,

/s/ Robert J. Manning

Robert J. Manning
Chief Executive Officer and Chief Investment Officer
MFS Investment Management(R)

April 16, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                     105.6%
              Cash & Other Net Assets                    (5.6)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             17.1%
              ------------------------------------------------
              General Obligations - General Purpose      13.0%
              ------------------------------------------------
              Utilities - Municipal Owned                12.8%
              ------------------------------------------------
              General Obligations - Schools               9.8%
              ------------------------------------------------
              State & Local Agencies                      9.6%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        59.3%
              ------------------------------------------------
              A                                          17.3%
              ------------------------------------------------
              AA                                         12.6%
              ------------------------------------------------
              BBB                                        10.3%
              ------------------------------------------------
              BB                                          0.3%
              ------------------------------------------------
              Not Rated                                   0.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      5.8
              ------------------------------------------------
              Average Life (i)(m)                    13.8 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                15.5 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)              AA
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5- year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 2/28/07.

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings. Percentages are based on net assets as of 2/28/07, unless otherwise noted. The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2006 through February 28, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 through February 28, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    9/01/06-
Class                       Ratio      9/01/06          2/28/07       2/28/07
--------------------------------------------------------------------------------
        Actual              0.72%     $1,000.00        $1,026.30        $3.62
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.72%     $1,000.00        $1,021.22        $3.61
--------------------------------------------------------------------------------
        Actual              1.48%     $1,000.00        $1,022.40        $7.42
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.48%     $1,000.00        $1,017.46        $7.40
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
2/28/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 104.4%
----------------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 3.1%
----------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., XLCA, 6%, 2029 (u)           $ 6,000,000    $    6,698,490
Chicago, IL, O'Hare International Airport Rev. (Second Lien
Passenger Facility D), AMBAC, 5.5%, 2019                                       1,845,000         1,974,888
Chicago, IL, O'Hare International Airport Rev. (Third Lien
Passenger Facility B), FSA, 5.75%, 2022                                        1,125,000         1,242,878
Chicago, IL, O'Hare International Airport Rev. (Third Lien
Passenger Facility B), FSA, 5.75%, 2022 (u)                                    5,000,000         5,523,900
Chicago, IL, O'Hare International Airport Rev., Third Lien,
"A", MBIA, 5%, 2029                                                            3,395,000         3,632,073
Denver, CO, City & County Airport Rev., AMBAC, 6%, 2017 (u)                    5,000,000         5,363,000
Indianapolis, IN, Local Public Improvement (Airport Authority
Project), "I", MBIA, 5%, 2034                                                    700,000           731,269
Massachusetts Port Authority Rev., "C", 6.125%, 2010 (c)                       1,500,000         1,612,575
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                          2,725,000         3,567,761
New York, NY, City Industrial Development Agency, Special
Facilities Rev. (Terminal One Group), 5.5%, 2024                                 680,000           741,424
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-
Niagara International Airport), MBIA, 5.875%, 2013                             1,485,000         1,562,576
                                                                                            --------------
                                                                                            $   32,650,834
----------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 12.8%
----------------------------------------------------------------------------------------------------------
Chicago, IL, FGIC, 6.125%, 2010 (c)                                          $ 3,785,000    $    4,112,667
Chicago, IL, AMBAC, 5.5%, 2018 (u)                                            11,800,000        13,317,244
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA,
5.7%, 2012 (c)                                                                 2,355,000         2,607,244
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)                             5,740,000         6,166,999
Commonwealth of Massachusetts, "B", ETM, FGIC, 7%, 2009 (c)                    7,000,000         7,281,120
Commonwealth of Massachusetts, ETM, 6.5%, 2008 (c)                             6,245,000         6,472,443
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                              2,300,000         2,633,270
Commonwealth of Puerto Rico, Public Improvement, "A",
5.25%, 2027                                                                      800,000           872,576
Country Club Hills, IL, "N", MBIA, 5%, 2031                                    2,460,000         2,632,594
Cranston, RI, FGIC, 6.375%, 2009 (c)                                             830,000           896,126
Delaware County, OH, 6.25%, 2010 (c)                                           1,000,000         1,099,870
Detroit/Wayne County, MI, Stadium Authority, FGIC, 5.5%, 2017                  6,000,000         6,128,820
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                     3,315,000         3,592,300
Interlocken Metropolitan District, CO, Improvement, "C", XLCA,
0%, 2027                                                                       1,860,000           591,908
New York, NY, FGIC, 5.75%, 2007 (c)                                            8,500,000         8,697,455
New York, NY, Urban Development Corp., 5.5%, 2008 (c)                          1,325,000         1,358,364
New York, NY, Urban Development Corp., 5.5%, 2016                             13,365,000        13,574,430
Pittsfield, MA, MBIA, 5.5%, 2017                                                 100,000           109,040
Schaumburg, IL, "B", FGIC, 5.25%, 2034                                         2,000,000         2,177,360
Southlake, TX, AMBAC, 0%, 2009 (c)                                             1,835,000           956,677
Southlake, TX, AMBAC, 0%, 2009 (c)                                             3,150,000         1,339,443
State of California, 5.5%, 2009 (c)(u)                                        11,650,000        12,324,652
State of California, XLCA, 5.75%, 2009 (c)(u)                                 10,230,000        10,916,126
State of California, 5.5%, 2013                                                5,000,000         5,482,450
State of California, XLCA, 5.75%, 2017 (u)                                     1,115,000         1,189,783
State of California, XLCA, 5.75%, 2017 (u)                                     2,405,000         2,566,303
State of California, 5.1%, 2034                                                5,000,000         5,113,600
State of Illinois, MBIA, 5.5%, 2025                                              390,000           407,889
State of Washington, 6.75%, 2010                                               3,880,000         4,201,885
State of Washington, 6%, 2012                                                  4,360,000         4,828,962
                                                                                            --------------
                                                                                            $  133,649,600
----------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 3.1%
----------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009 (c)                                         $   910,000    $      959,668
Birmingham, AL, "B", 5.75%, 2009 (c)                                              90,000            94,952
District of Columbia, MBIA, 6.5%, 2010                                         3,095,000         3,357,023
District of Columbia, ETM, MBIA, 6.5%, 2010 (c)                                2,905,000         3,158,316
Massachusetts Bay Transportation Authority, General
Transportation Systems, "A", XLCA, 7%, 2021                                   10,185,000        12,726,565
Massachusetts Bay Transportation Authority, General
Transportation Systems, "C", XLCA, 6.1%, 2013                                 10,200,000        11,527,530
                                                                                            --------------
                                                                                            $   31,824,054
----------------------------------------------------------------------------------------------------------
General Obligations - Schools - 9.8%
----------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                          $ 1,700,000    $      707,846
Chicago, IL, Board of Education, MBIA, 6.25%, 2009                             5,160,000         5,385,750
Chicago, IL, Board of Education, MBIA, 6.25%, 2015                            20,295,000        22,953,442
Chicago, IL, Board of Education, AMBAC, 5.4%, 2017                             3,000,000         3,093,480
Chicago, IL, Board of Education, FGIC, 5.25%, 2019 (u)                        10,000,000        11,344,600
Clark County, NV, School District, "A", MBIA, 7%, 2010                         4,000,000         4,394,000
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2031                                                                  1,345,000           401,509
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2034                                                                  1,015,000           256,876
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2036                                                                  1,250,000           283,688
Ennis, TX, Independent School District, Capital Appreciation,
"N", PSF, 0%, 2028                                                               705,000           248,421
Ennis, TX, Independent School District, Capital Appreciation,
"N", PSF, 0%, 2029                                                             1,350,000           461,660
Ennis, TX, Independent School District, Capital Appreciation,
"N", PSF, 0%, 2031                                                             1,340,000           401,893
Ferris, TX, Independent School District, PSF, 5.5%, 2034                       2,360,000         2,539,974
Florida Board of Education, Capital Outlay, 9.125%, 2014                       1,735,000         2,066,836
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)                265,000           348,456
Forsyth County, GA, School District, 6%, 2010 (c)                                865,000           936,345
Gilroy, CA, Unified School District, FGIC, 5%, 2027                            1,000,000         1,060,040
Grand Blanc, MI, Community Schools (School Building & Site),
FSA, 5%, 2028                                                                  1,000,000         1,064,840
Irving, TX, Independent School District, Capital Appreciation,
PSF, 0%, 2026                                                                  2,505,000           995,888
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011 (c)                         1,245,000         1,365,865
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011 (c)                           1,345,000         1,481,518
Knox County, KY, XLCA, 5.625%, 2014 (c)                                        1,150,000         1,300,202
Lancaster, TX, Independent School District, "N", FSA, 4.5%, 2028               3,755,000         3,782,412
Lancaster, TX, Independent School District, "N", FSA, 4.5%, 2030               1,020,000         1,025,947
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2014 (c)                                                1,765,000           656,121
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2014 (c)                                                1,570,000           548,794
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2025                                                      970,000           412,260
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2026                                                      970,000           390,571
Lane County, OR, School District, 6.25%, 2010 (c)                              1,150,000         1,241,874
Lane County, OR, School District, 6.25%, 2010 (c)                              1,000,000         1,079,890
Leander, TX, Independent School District, PSF, 0%, 2018                        4,885,000         2,541,470
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2026                       3,280,000         1,259,290
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2031                       3,320,000           950,184
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, "N", PSF, 0%, 2029                   4,000,000         1,281,080
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                         785,000           948,484
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                         785,000           952,386
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA,
0%, 2029                                                                       3,885,000         1,472,765
Prosper, TX, Independent School District, Capital Appreciation
School Building, "N", PSF, 0%, 2031                                            1,760,000           513,814
Rancho Santiago, CA, Community College District, Election of
2002, MBIA, 5%, 2013 (c)                                                       2,200,000         2,383,436
Rockwall, TX, Independent School District, Unrefunded, Capital
Appreciation, "N", PSF, 0%, 2014                                                  90,000            62,877
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)             2,000,000         2,251,460
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)             2,000,000         2,251,460
San Rafael, CA, Elementary School District, Election of 1999,
MBIA, 5%, 2028                                                                 2,500,000         2,634,025
Schertz-Cibolo-Universal City, TX, Independent School
District, Capital Appreciation, School Building, "A", PSF, 0%, 2027            2,050,000           789,312
Schertz-Cibolo-Universal City, TX, Independent School
District, Capital Appreciation, School Building, "A", PSF, 0%, 2029              775,000           268,290
Schertz-Cibolo-Universal City, TX, Independent School
District, Capital Appreciation, School Building, "A", PSF, 0%, 2030            1,130,000           370,380
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028                   1,900,000         2,048,694
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031                   2,000,000         2,152,740
Wylie, TX, Independent School District, PSF, 5.25%, 2029                       3,955,000         4,212,550
                                                                                            --------------
                                                                                            $  101,575,695
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 16.9%
----------------------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital Rev. (Children's Hospital),
FSA, 5.25%, 2025                                                             $ 1,000,000    $    1,073,930
Baxter County, AR, Hospital Rev., 5.375%, 2014                                 1,000,000         1,030,830
Baxter County, AR, Hospital Rev., 5.6%, 2021                                   1,750,000         1,810,253
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2011 (c)                                    1,250,000         1,419,575
Denver, CO, Health & Hospital Authority Rev., "A",
5.375%, 2028                                                                   2,440,000         2,476,039
District of Columbia, Hospital Rev. (Medlantic Healthcare),
ETM, MBIA, 5.25%, 2019 (c)                                                     6,750,000         6,927,323
Elkhart County, IN, Hospital Authority Rev. (Elkhart General
Hospital, Inc.), 5.25%, 2018                                                   1,000,000         1,031,450
Elkhart County, IN, Hospital Authority Rev. (Elkhart General
Hospital, Inc.), 5.25%, 2020                                                   4,345,000         4,443,936
Florence County, SC, Hospital Rev. (McLeod Regional Medical
Center), "A", FSA, 5.25%, 2034                                                 5,000,000         5,398,150
Gainesville & Hall County, GA, Hospital Authority Rev.
(Northeast Georgia Health System, Inc.), 5.5%, 2031                            1,555,000         1,627,028
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                                    1,575,000         1,638,268
Harris County, TX, Health Facilities Development Corp. "A"
(Texas Children's Hospital), 5.375%, 2015                                      4,300,000         4,499,047
Harris County, TX, Health Facilities Development Corp.
Hospital Rev. (Memorial Herman Healthcare), 6.375%, 2011 (c)                   2,000,000         2,229,260
Highlands County, FL, Health Facilities Authority Rev.
(Adventist Health Systems), "C", 5.25%, 2036                                   1,620,000         1,736,867
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2011 (c)                                     1,000,000         1,108,920
Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                       2,595,000         2,736,038
Illinois Development Finance Authority Rev. "A" (Provena
Health), MBIA, 5.25%, 2012                                                     1,600,000         1,641,104
Illinois Educational Facilities Authority Rev. (Centegra
Health Systems), 5.25%, 2024                                                   5,500,000         5,637,390
Illinois Health Facilities Authority Rev. (Advocate Health
Care Network), 6.375%, 2010 (c)                                                1,800,000         1,969,920
Illinois Health Facilities Authority Rev. (Condell Medical
Center), 6.35%, 2015                                                           6,500,000         6,913,920
Illinois Health Facilities Authority Rev. (Decatur Memorial
Hospital), 5.75%, 2024                                                         2,650,000         2,822,568
Illinois Health Facilities Authority Rev. (Passavant Memorial
Area Hospital Associates), 6%, 2010 (c)                                        1,165,000         1,256,359
Illinois Health Facilities Authority Rev. (Riverside Health
Systems), 5.75%, 2012 (c)                                                      1,975,000         2,185,318
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037                                                                    2,400,000         2,535,816
Illinois Health Facilities Authority Rev., "A" (Advocate
Health), MBIA, 5.7%, 2011                                                        660,000           678,368
Indiana Health Facilities Financing Authority, Hospital Rev.
(Clarian Health), "A", 5%, 2039                                                  910,000           944,535
Indiana Health Facilities Financing Authority, Hospital Rev.
(Community Hospital Project), "N", AMBAC, 5%, 2025                             5,980,000         6,353,870
Indiana Health Facilities Financing Authority, Hospital Rev.
(Deaconess Hospital) "A", AMBAC, 5.375%, 2034                                  2,075,000         2,248,761
Iowa Finance Authority, Health Care Facilities Rev. (Genesis
Medical Center), 6.125%, 2016                                                  2,195,000         2,342,131
Kentucky Economic Development Finance Authority (Norton
Healthcare), "A", 6.5%, 2010 (c)                                               1,865,000         2,059,818
Kentucky Economic Development Finance Authority, Unrefunded
(Norton Healthcare), "A", 6.5%, 2020                                           2,885,000         3,128,754
Knox County, TN, Health Educational Hospital & Housing
Facilities Board Rev. (Covenant Health), "A", 0%, 2035                         2,475,000           630,110
Knox County, TN, Health Educational Hospital & Housing
Facilities Board Rev. (Covenant Health), "A", 0%, 2036                         1,550,000           374,511
Knox County, TN, Health Educational Hospital & Housing
Facilities Board Rev. (Covenant Health), "A", 0%, 2037                         1,060,000           243,016
Marion County, FL, Hospital District Rev. (Monroe Hospital),
5.625%, 2019                                                                   2,610,000         2,721,212
Marshall County, AL, Health Care "A", 5.75%, 2015                              1,000,000         1,078,320
Martin County, FL, Health Facilities (Martin Memorial Medical
Center) "B", 5.875%, 2032                                                      2,200,000         2,362,800
Maryland Health & Higher Educational Facilities Authority Rev.
(Medstar Health), 5.5%, 2033                                                   1,115,000         1,190,653
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical System), 6.75%, 2010 (c)                       1,000,000         1,105,300
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), "A", 5.7%, 2015                                             2,550,000         2,649,476
Massachusetts Health & Educational Facilities Authority Rev.
(Partners Healthcare Systems), "C", 5.75%, 2021                                1,500,000         1,629,480
Michigan Hospital Finance Authority Rev. (Mercy Mount
Clemens), MBIA, 5.75%, 2017                                                    2,900,000         3,039,490
Michigan Hospital Finance Authority Rev. (Sisters of Mercy
Health System), ETM, MBIA, 5.375%, 2014 (c)                                      515,000           544,128
Michigan Hospital Finance Authority Rev., "A" (Crittenton),
5.625%, 2027                                                                   1,000,000         1,074,930
Monroe County, MI, Hospital Finance Authority, Hospital Rev.
(Mercy Memorial Hospital Corp.), 5.5%, 2035                                    2,325,000         2,453,526
Monroe County, PA, Hospital Authority Rev. (Pocono Medical
Center), 6%, 2043                                                                750,000           809,468
Montgomery, AL, Medical Clinic Board Health Care Facility Rev.
(Jackson Hospital & Clinic), 5.25%, 2031                                         440,000           463,509
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
Hospital), 5.625%, 2032                                                        1,335,000         1,415,661
New Hampshire Health & Education Facilities Rev. (Exeter
Hospital), 6%, 2016                                                            1,000,000         1,098,160
New Jersey Health Care Facilities, Financing Authority Rev.
(Saint Barnabas Health) Capital Appreciation, "B", 0%, 2036                   10,610,000         2,441,892
New Jersey Health Care Facilities, Financing Authority Rev.
(Saint Barnabas Health) Capital Appreciation, "B", 0%, 2037                    7,070,000         1,542,533
North Central, TX, Health Facilities Development Corp. Rev.
(Texas Health Resources System), MBIA, 5%, 2017                                5,000,000         5,145,400
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023                                   4,000,000         4,357,840
Orange County, FL, Health Facilities Authority Hospital Rev.
(Adventist Health Systems), 5.625%, 2012 (c)                                   1,490,000         1,647,255
Orange County, FL, Health Facilities Authority Hospital Rev
(Orlando Regional Healthcare), 5.75%, 2012 (c)                                 2,230,000         2,469,145
Peninsula Ports Authority, VA, Hospital Facility Rev.
(Whittaker Memorial), FHA, 8.7%, 2023                                          1,520,000         1,744,610
Pennsylvania Higher Educational Facilities Authority, Health
Services Rev. (Allegheny Delaware Valley), MBIA, 5.875%, 2016                  5,000,000         5,107,100
Rhode Island Health & Educational Building Corp., Hospital
Financing (Lifespan Obligated Group), "A", FSA, 5%, 2032                       3,945,000         4,186,513
Rhode Island Health & Educational Building Corp., Hospital
Financing (Lifespan Obligated Group), 6.375%, 2012 (c)                         1,730,000         1,959,917
Rhode Island Health & Educational Building Corp., Hospital
Financing (Lifespan Obligated Group), 6.375%, 2021                               270,000           300,807
Richland County, OH, Hospital Facilities Rev. (Medcentral
Health), "B", 6.375%, 2010 (c)                                                   665,000           733,116
Richland County, OH, Hospital Facilities Rev. (Medcentral
Health), "B", 6.375%, 2022                                                       335,000           364,343
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.7%, 2016                                                       770,000           803,387
Shelby County, TN, Educational & Hospital Facilities Board
Hospital Rev., Refunded Balance (Methodist Healthcare),
6.375%, 2012 (c)                                                               1,255,000         1,423,045
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)                           745,000           844,756
South Carolina Jobs & Economic Development Authority Rev. (Bon
Secours Health Systems, Inc.), "A", 5.625%, 2030                               2,055,000         2,190,034
South Carolina Medical University, Hospital Facilities Rev.,
"A", MBIA, 5%, 2031                                                              970,000         1,023,593
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020               1,200,000         1,307,292
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020                                                       2,000,000         2,120,460
Tarrant County, TX, Health Facilities Development Corp. (Texas
Health Resources), MBIA, 5.25%, 2018                                           8,605,000         8,874,939
West Shore, PA, Hospital Authority Rev. (Holy Spirit
Hospital), 6.2%, 2026                                                          1,250,000         1,340,538
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2019                                                           1,595,000         1,766,845
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2020                                                           2,465,000         2,729,470
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 6%, 2017                                            520,000           554,284
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 6%, 2021                                            650,000           688,383
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                                       2,000,000         2,306,560
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Healthcare), 5.25%, 2031                                   3,425,000         3,631,596
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Services), 5.75%, 2012 (c)                                 3,000,000         3,306,240
                                                                                            --------------
                                                                                            $  175,701,189
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
----------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev.
(Buckner Retirement Facility), 5.25%, 2019                                   $ 2,500,000    $    2,550,000
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), "A", 5.5%, 2025                                            930,000           972,510
                                                                                            --------------
                                                                                            $    3,522,510
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.4%
----------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical
Co.), 5.7%, 2033                                                             $ 3,500,000    $    3,734,080
----------------------------------------------------------------------------------------------------------

Industrial Revenue - Environmental Services - 0.7%
----------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "A-2", 5.4%, 2025                    $   785,000    $      841,960
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "B", 5%, 2027                            920,000           956,782
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste
Management, Inc.), 5.7%, 2018                                                  1,730,000         1,910,854
Gulf Coast Waste Disposal Authority, TX (Waste Management of
Texas), "A", 5.2%, 2028                                                          665,000           700,923
Nevada Department of Business & Industry Rev. (Republic
Services, Inc.), 5.625%, 2026                                                  1,500,000         1,646,070
New Hampshire Business Finance Authority, Solid Waste Disposal
Rev. (Waste Management, Inc.), 5.2%, 2027                                        665,000           697,864
                                                                                            --------------
                                                                                            $    6,754,453
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.4%
----------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
Recovery (Flour Corp.), 5.625%, 2019                                         $ 8,650,000    $    9,046,949
Memphis-Shelby County, TN (FedEx Corp.), 5.05%, 2012                           1,400,000         1,472,506
Port Corpus Christi, TX, Nueces County General Rev. (Union
Pacific Corp.), 5.35%, 2010                                                      670,000           672,312
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                                     3,640,000         3,788,112
                                                                                            --------------
                                                                                            $   14,979,879
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.6%
----------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A",
6.25%, 2012 (c)                                                              $ 1,500,000    $    1,675,830
Georgetown County, SC, Environmental Improvement
(International Paper Co.), 5.7%, 2014                                          1,400,000         1,528,184
Jay, ME, Solid Waste Disposal Rev., "A" (International Paper
Co.), 5.125%, 2018                                                             1,500,000         1,537,275
Sabine River Authority Rev., Louisiana Water Facilities
(International Paper Co.), 6.2%, 2025                                          1,250,000         1,350,225
                                                                                            --------------
                                                                                            $    6,091,514
----------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.4%
----------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "A", XLCA, 5.25%, 2039          $ 1,945,000    $    2,122,559
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                    2,125,000         2,125,276
                                                                                            --------------
                                                                                            $    4,247,835
----------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.1%
----------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035                                 $   395,000    $      406,791
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5.1%, 2046                                   995,000         1,023,915
California Statewide Communities Development Authority Rev.
(Irvine Apartments), 5.25%, 2025                                               3,500,000         3,602,620
Indianapolis, IN, Multi-Family Rev. (Cambridge Station
Apartments II), FNMA, 5.25%, 2039                                              1,145,000         1,189,140
Michigan Housing Development Authority, GNMA, 5.2%, 2038                       1,200,000         1,241,652
Newark, NJ, Housing Authority (Port Authority - Newark Marine
Terminal), MBIA, 5.5%, 2014 (c)                                                  785,000           870,958
Seattle, WA, Housing Authority Rev., Capped Fund Program (High
Rise Rehab), "I", FSA, 5%, 2025                                                1,630,000         1,672,510
Tampa, FL, Housing Finance Authority, Multi-Family Rev.
(Meridian River Development Corp.), 4.75%, 2026                                1,130,000         1,159,041
                                                                                            --------------
                                                                                            $   11,166,627
----------------------------------------------------------------------------------------------------------
Parking - 0.1%
----------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                           $   375,000    $      241,061
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                               450,000           270,671
Rail Connections, Inc., MA Rev., "B", 0%, 2009 (c)                               975,000           548,360
                                                                                            --------------
                                                                                            $    1,060,092
----------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 2.8%
----------------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 0%, 2009                                            $ 8,965,000    $    8,191,679
Illinois Sales Tax Rev., 6.5%, 2022                                            5,000,000         6,089,450
Metropolitan Atlanta, GA, Rapid Transit Authority Rev.,
6.25%, 2018                                                                    4,580,000         5,277,809
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA,
5.25%, 2042                                                                    3,120,000         3,324,422
Miami Dade County, FL, Transportation Systems, "N", XLCA,
5%, 2022                                                                       3,870,000         4,177,859
Wyandotte County-Kansas City, KS, Unified Government Rev.
(Sales Tax Second Lien Area B), 5%, 2020                                       2,165,000         2,252,964
                                                                                            --------------
                                                                                            $   29,314,183
----------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 4.3%
----------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev., "A", GNMA, 6.05%, 2032                                        $ 1,600,000    $    1,709,216
California Rural Home Mortgage Finance Authority Rev., GNMA,
6.55%, 2030                                                                      345,000           355,233
California Rural Home Mortgage Finance Authority Rev., GNMA,
7.3%, 2031                                                                        45,000            45,190
California Rural Home Mortgage Finance Authority Rev., "A",
GNMA, 5.75%, 2044                                                                760,000           819,645
Chicago, IL, Single Family Mortgage Rev., "A", GNMA,
5.5%, 2043                                                                     2,500,000         2,695,750
Chicago, IL, Single Family Mortgage Rev., "B", GNMA, 6%, 2033                    575,000           592,158
Chicago, IL, Single Family Mortgage Rev., "C", GNMA,
7.05%, 2030                                                                       30,000            30,604
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7%, 2032                     80,000            80,801
Chicago, IL, Single Family Mortgage Rev., "N", GNMA,
5.75%, 2042                                                                    4,000,000         4,389,160
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031                         85,000            85,609
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95%, 2024                                                                      225,000           225,657
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1",
GNMA, 6.625%, 2023                                                               385,000           408,489
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1",
GNMA, 6.75%, 2030                                                                525,000           531,710
Jefferson Parish, LA, Single Family Mortgage Rev., "D-1",
GNMA, 7.5%, 2026                                                                 125,000           129,213
Lee County, FL, Housing Finance Authority Rev. (Multi-County
Program), "A-4", GNMA, 7%, 2031                                                   50,000            50,028
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030                      1,330,000         1,344,391
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Sub Series 3, GNMA, 6.5%, 2023                                           100,000           101,387
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Sub Series 3, GNMA, 5.3%, 2028                                           665,000           684,172
Manatee County, FL, Housing Finance Mortgage Rev., Single
Family, Sub Series 3, GNMA, 5.4%, 2029                                           230,000           239,324
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA,
6.2%, 2034                                                                       115,000           115,883
Nortex Housing Finance Corp., TX, Single Family Mortgage
Backed Securities Rev., "A", GNMA, 5.5%, 2038                                  2,715,000         2,906,760
Permian Basin Housing Finance Corp., TX, Single Family
Mortgage Backed Securities (Mortgage Backed Project) "A",
GNMA, 5.65%, 2038                                                              1,825,000         1,954,174
Pima County, AZ, Industrial Development Authority Rev., "B-1",
GNMA, 7.05%, 2030                                                                245,000           249,638
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029                                                           325,000           326,700
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.9%, 2035                                                            785,000           851,152
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.25%, 2035                                                           360,000           385,686
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.8%, 2036                                                          2,115,000         2,341,072
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 6.875%, 2026                                                        190,000           191,163
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 5.75%, 2037                                                         660,000           725,314
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 6%, 2035                                                          1,180,000         1,295,947
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 5.5%, 2037                                                        1,155,000         1,241,348
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.8%, 2027                                                          985,000         1,037,609
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.7%, 2036                                                        2,110,000         2,317,582
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.9%, 2037                                                          500,000           551,895
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-6", GNMA, 5.65%, 2036                                                       1,590,000         1,665,891
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B", GNMA, 5.45%, 2027                                                         1,145,000         1,195,300
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-2", GNMA, 6.45%, 2033                                                         915,000           969,086
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-3", GNMA, 5.25%, 2038                                                       1,545,000         1,644,683
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-4", GNMA, 5.55%, 2038                                                       1,540,000         1,684,360
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"N", GNMA, 5.45%, 2038                                                         4,820,000         5,161,497
St. Tammany Parish, LA, Single Family Mortgage Rev. (Home
Ownership Program), "A", GNMA, 5.25%, 2039                                     1,200,000         1,281,048
                                                                                            --------------
                                                                                            $   44,611,525
----------------------------------------------------------------------------------------------------------
Single Family Housing - State - 3.6%
----------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed
Securities Program, "B", GNMA, 4.45%, 2034                                   $   945,000    $      945,000
California Housing Finance Agency Rev., Home Mortgage, FSA,
0%, 2019                                                                       7,470,000         3,524,122
California Housing Finance Agency Rev., Home Mortgage, MBIA,
0%, 2028                                                                       1,285,000           430,436
Colorado Housing & Finance Authority Rev., 6.05%, 2016                           235,000           240,595
Colorado Housing & Finance Authority Rev., 7.45%, 2016                           135,000           135,678
Colorado Housing & Finance Authority Rev., 6.8%, 2030                            285,000           285,516
Colorado Housing & Finance Authority Rev., 7.25%, 2031                           270,000           275,567
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                      45,000            45,803
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                     14,000            14,282
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028              805,000           848,188
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                     79,000            81,130
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                      145,000           148,387
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                     545,000           563,759
Colorado Housing & Finance Authority Rev., "C-2", FHA,
6.6%, 2032                                                                       475,000           508,934
Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021                     115,000           118,517
Delaware Housing Authority Rev. (Single Family), "C",
6.25%, 2037                                                                    2,000,000         2,172,460
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.4%, 2032                                                                 330,000           330,333
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.375%, 2033                                                               620,000           620,775
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
"B-2", GNMA, 7.55%, 2031                                                         190,000           193,215
Minnesota Housing Finance Agency Rev., Residential Housing
Finance, "B", 4.8%, 2023                                                         745,000           752,182
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA,
6.1%, 2034                                                                     2,305,000         2,371,315
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA,
7.55%, 2027                                                                      211,000           222,495
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031                             115,000           119,176
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                             250,000           255,188
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034                             300,000           314,580
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.7%, 2030                         695,000           707,434
New Hampshire Housing Finance Authority Rev., 6.85%, 2030                        610,000           636,773
New Hampshire Housing Finance Authority Rev., "B",
5.875%, 2030                                                                     315,000           315,186
New Hampshire Housing Finance Authority Rev., "B",
6.3%, 2031                                                                       245,000           252,960
New Mexico Mortgage Finance Authority Rev., GNMA,
7.1%, 2030                                                                       205,000           206,384
New Mexico Mortgage Finance Authority Rev., GNMA,
6.8%, 2031                                                                       575,000           575,000
New Mexico Mortgage Finance Authority Rev., GNMA,
6.25%, 2032                                                                    1,040,000         1,071,855
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA,
6.35%, 2033                                                                      540,000           552,760
New Mexico Mortgage Finance Authority Rev., "I", GNMA, 5.75%, 2038             2,000,000         2,164,540
New Mexico Mortgage Finance Authority Rev., "N", GNMA, 5.95%, 2037             1,535,000         1,651,829
North Dakota Housing Finance Agency Rev., Housing Finance,
"A", 5%, 2033                                                                  1,015,000         1,015,132
Ohio Housing Finance Agency Mortgage Rev., Residential
Mortgage Backed, "C", GNMA, 5.9%, 2035                                         1,455,000         1,517,376
Oklahoma County Home Finance Mortgage Backed, "N", GNMA, 5.4%, 2038            1,935,000         2,061,104
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                                 145,000           147,591
Oregon Health & Community Services (Single Family Mortgage),
"B", 6.25%, 2031                                                               2,500,000         2,715,800
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021                                                               4,120,000         4,248,544
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                          1,460,000         1,463,592
Washington Housing Finance Commission Rev., Single Family
Housing, GNMA, 5%, 2023                                                          455,000           460,069
                                                                                            --------------
                                                                                            $   37,281,562
----------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.4%
----------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                $   500,000    $      499,905
Delaware County, PA, Industrial Development Authority,
Resource Recovery Facilities Rev. (American Ref-Fuel Co.),
"A", 6.2%, 2019                                                                1,250,000         1,293,963
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Ogden Haverhill Associates), "A", 6.7%, 2014                             2,400,000         2,602,872
                                                                                            --------------
                                                                                            $    4,396,740
----------------------------------------------------------------------------------------------------------
State & Agency - Other - 1.4%
----------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., 5.85%, 2010 (c)               $ 4,000,000    $    4,241,480
Kentucky Property & Buildings Commission Rev., 5.9%, 2010 (c)                  4,500,000         4,777,830
New York Dormitory Authority Rev. (City University),
5.75%, 2013                                                                    5,000,000         5,411,100
                                                                                            --------------
                                                                                            $   14,430,410
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 9.5%
----------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015                       $ 1,610,000    $    1,724,262
Alabama Building Renovation Authority, AMBAC, 6%, 2016                         1,705,000         1,825,168
Allen County, IN, Jail Building Corp., First Mortgage,
5.75%, 2011 (c)                                                                2,750,000         2,990,350
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC,
7.477%, 2018 (p)                                                              16,250,000        20,171,775
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)                  1,000,000         1,088,530
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A", FSA, 0% to 2010, 4.55% to 2022                           3,415,000         3,019,372
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A-1", AMBAC, 0% to 2010, 4.6% to 2023                          995,000           880,038
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "A", 5%, 2045                                       2,150,000         2,235,506
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2010 (c)                               4,000,000         4,210,000
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.5%, 2013 (c)                                 3,925,000         4,322,053
New York Dormitory Authority Rev., Mental Health Services
Facilities, "A", 5.75%, 2010                                                     605,000           618,056
Palm Springs, CA, Finance Lease Rev. (Convention Center), "A",
MBIA, 5.5%, 2035                                                               7,000,000         7,888,650
Pennsylvania Convention Center Authority Rev., ETM, FGIC,
6.7%, 2016 (c)                                                                26,195,000        30,048,285
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017                        5,000,000         5,106,450
San Bernardino, CA, Joint Powers Financing Authority Lease
Rev. (California Department of Transportation), 5.5%, 2014                    10,000,000        10,141,800
West Valley City, Utah Municipal Building Lease Rev., "A",
AMBAC, 5.5%, 2012 (c)                                                          2,000,000         2,180,980
                                                                                            --------------
                                                                                            $   98,451,275
----------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.5%
----------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                  $ 2,500,000    $    2,651,300
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                   2,800,000         2,972,200
                                                                                            --------------
                                                                                            $    5,623,500
----------------------------------------------------------------------------------------------------------
Tax - Other - 1.0%
----------------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011               $ 3,640,000    $    3,904,009
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2024                                                                       910,000           953,298
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2029                                                                    1,640,000         1,788,289
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2031                                                                       730,000           782,341
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2034                                                                    1,095,000         1,186,881
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                  2,000,000         2,065,860
                                                                                            --------------
                                                                                            $   10,680,678
----------------------------------------------------------------------------------------------------------
Tax Assessment - 0.2%
----------------------------------------------------------------------------------------------------------
Noblesville, IN, Redevelopment Authority Lease Rental,
5.25%, 2025                                                                  $ 1,545,000    $    1,662,451
----------------------------------------------------------------------------------------------------------
Tobacco - 2.0%
----------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                 $ 2,015,000    $    2,155,869
California County, CA, Tobacco Securitization Agency, Capital
Appreciation Asset Backed (Gold Country), 0%, 2033                             5,660,000         1,270,670
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"A", 0%, 2050                                                                 10,000,000           691,900
District of Columbia, Tobacco Settlement, 6.25%, 2024                            955,000         1,017,342
District of Columbia, Tobacco Settlement, Capital
Appreciation, "A", 0%, 2046                                                    7,515,000           710,468
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A-1", 6.25%, 2033                                                 2,800,000         3,143,896
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 0% to 2007, 5.6% to 2034                                    2,455,000         2,491,457
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                        1,235,000         1,301,974
New Jersey Tobacco Settlement Financing Corp., "1-A",
5%, 2041                                                                       1,650,000         1,615,977
New Jersey Tobacco Settlement Authority, 5.75%, 2012 (c)                       2,275,000         2,438,937
Northern Tobacco Securitization Corp., AK, Asset Backed, "A",
5%, 2046                                                                       1,545,000         1,523,834
Silicon Valley Tobacco Securitization Authority, CA, Tobacco
Settlement Rev. (Turbo-Santa Clara), "A", 0%, 2036                             3,370,000           672,585
Silicon Valley Tobacco Securitization Authority, CA, Tobacco
Settlement Rev. (Turbo-Santa Clara), "A", 0%, 2041                             2,775,000           412,254
South Carolina Tobacco Settlement Authority Rev., "B",
6.375%, 2028                                                                   1,500,000         1,607,940
Washington Tobacco Settlement Authority, 6.5%, 2026                              155,000           169,992
                                                                                            --------------
                                                                                            $   21,225,095
----------------------------------------------------------------------------------------------------------
Toll Roads - 1.9%
----------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation "B",
MBIA, 0%, 2010 (c)                                                           $ 5,000,000    $    2,868,650
Harris County, TX, Toll Road Subordinated Lien, 5%, 2024                       3,860,000         3,918,440
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)                 10,000,000        10,466,300
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "B", AMBAC, 0%, 2018                                              1,250,000           722,200
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "B", AMBAC, 0%, 2019                                              2,000,000         1,085,080
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "C", FSA, 0% to 2011, 5.35% to 2016                               1,000,000           903,830
                                                                                            --------------
                                                                                            $   19,964,500
----------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 4.4%
----------------------------------------------------------------------------------------------------------
Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015 (c)              $ 2,000,000    $    2,536,380
Metropolitan, NY, Transportation Authority Rev., AMBAC,
5%, 2030                                                                       5,000,000         5,251,950
Metropolitan, NY, Transportation Authority Rev., "A", FSA,
5%, 2030                                                                       2,750,000         2,897,235
Metropolitan, NY, Transportation Authority Rev., ETM,
5.75%, 2013 (c)                                                                5,600,000         6,008,184
New Jersey Economic Development Authority Rev., Transportation
Project Sublease "A", FSA, 6%, 2009 (c)                                        1,325,000         1,390,309
New Jersey Transportation Trust Fund Authority Rev., FSA,
5.5%, 2011 (u)                                                                15,000,000        16,185,150
New Jersey Transportation Trust Fund Authority Rev.,
Transportation Systems "B", 5.25%, 2007 (c)                                    8,500,000         8,707,145
New York Thruway Authority Service Contract Rev., 5.25%, 2013                  2,420,000         2,470,989
                                                                                            --------------
                                                                                            $   45,447,342
----------------------------------------------------------------------------------------------------------
Universities - Colleges - 5.6%
----------------------------------------------------------------------------------------------------------
Anderson, IN, Economic Development Rev. (Anderson University
Project), 5%, 2028                                                           $   580,000    $      590,962
Anderson, IN, Economic Development Rev. (Anderson University
Project), 5%, 2032                                                               400,000           405,956
Arkansas Technical University Rev., Housing Systems, "N",
AMBAC, 5%, 2036                                                                  575,000           611,547
College of Charleston, SC, Academic & Administrative
Facilities Rev., "B", XLCA, 5.125%, 2034                                       2,400,000         2,570,928
Illinois Finance Authority Rev. (University of Chicago), "A",
5%, 2034                                                                         785,000           828,238
Los Angeles, CA, Community College, "B", FSA, 5%, 2027                         5,000,000         5,300,200
Massachusetts Development Finance Agency Rev. (Boston
University), XLCA, 6%, 2059                                                    4,975,000         6,281,584
Massachusetts Development Finance Agency Rev. (Massachusetts
College of Pharmacy), "B", 6.625%, 2010 (c)                                      350,000           381,115
Massachusetts Health & Educational Facilities Authority Rev.
(Harvard University), 6.25%, 2020 (u)                                         16,820,000        21,093,626
Ohio Higher Educational Facilities Rev. (Mt. Union College
Project), 5%, 2031                                                               700,000           739,788
Ohio State University, 6%, 2009 (c)                                              500,000           535,265
Oregon Facilities Authority Rev. (Linfield College), "A", 5%, 2030               605,000           630,229
Rhode Island, Health & Educational Building Corp. (Rhode
Island School of Design), "D", XLCA, 5.5%, 2035                                9,140,000        10,120,356
San Mateo County, CA (Community College District, 2005
Election), "A", MBIA, 0%, 2026                                                 5,100,000         2,217,276
University of Akron, OH, General Receipts, FGIC, 6%, 2010 (c)                  1,000,000         1,072,280
University of Arkansas, University Construction Rev. (UAMS
Campus), "B", MBIA, 5%, 2034                                                     810,000           860,180
University of Hawaii, University Systems Rev., "A", FGIC,
5.5%, 2012 (c)                                                                 3,500,000         3,814,300
University of New Mexico, MBIA, 5.75%, 2010 (c)                                  500,000           532,240
                                                                                            --------------
                                                                                            $   58,586,070
----------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.1%
----------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer
Housing Corp.), "A", 6%, 2021                                                $ 1,000,000    $    1,065,000
----------------------------------------------------------------------------------------------------------

Universities - Secondary Schools - 0.5%
----------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA,
5.25%, 2032                                                                  $ 3,500,000    $    3,739,470
Maine Finance Authority (Waynflete School), 6.5%, 2024                         1,500,000         1,597,695
                                                                                            --------------
                                                                                            $    5,337,165
----------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 2.1%
----------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "C", 5.8%, 2022                                                    $ 4,880,000    $    4,909,426
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.),
AMBAC, 4.65%, 2023                                                             2,285,000         2,380,376
Lehigh County, PA, Industrial Development Authority Pollution
Control Rev. (PPL Electric Utilities Corp.), "A", FGIC, 4.7%, 2029             1,180,000         1,226,999
Matagorda County, TX, District Pollution Control Rev. (AEP
Texas Central), "N", AMBAC, 4.4%, 2030                                         3,840,000         3,856,474
Michigan Strategic Fund, Limited Obligation Rev. (Detroit
Edison), MBIA, 7%, 2008                                                        3,000,000         3,131,280
New Hampshire Industrial Development Authority, Pollution
Control Rev. (Connecticut Light & Power), 5.9%, 2016                           3,500,000         3,563,525
New Hampshire Industrial Development Authority, Pollution
Control Rev. (Connecticut Light & Power), 5.9%, 2018                           1,000,000         1,046,960
Sabine River Authority, TX, Pollution (TXU Electric Co.),
5.75%, 2030                                                                    1,500,000         1,542,975
                                                                                            --------------
                                                                                            $   21,658,015
----------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 12.7%
----------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012                         $ 2,500,000    $    2,877,025
Easley, SC, Utility Rev., Refunding & Improvement, FSA,
5%, 2034                                                                       1,090,000         1,168,829
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5%, 2014 (c)                                                                   145,000           171,565
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5%, 2017                                                                     8,000,000         9,472,080
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC,
6.5%, 2017 (c)                                                                   365,000           431,912
Hawaii Department Budget & Finance Rev., "B" (Electric Co. &
Subsidiary), XLCA, 5%, 2022                                                    4,000,000         4,178,560
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2009 (c)                       9,000,000         9,476,550
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014 (c)                     28,220,000        29,198,387
Intermountain Power Agency, UT, Rev., "A", 6.15%, 2014                           230,000           234,078
Mercer County, ND, Pollution Control Rev. (Antelope Valley
Station), AMBAC, 7.2%, 2013                                                    4,000,000         4,508,720
North Carolina Eastern Municipal Power "A", MBIA, 6.5%, 2018                   9,250,000        11,346,883
North Carolina Municipal Power, MBIA, 5.25%, 2019 (u)                          7,000,000         7,544,250
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                                   1,500,000         1,615,830
Northern California Transmission Agency, MBIA, 7%, 2013                        4,000,000         4,585,400
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                        4,150,000         5,174,054
Puerto Rico Electric Power Authority, FSA, 5.25%, 2015 (u)                     5,000,000         5,172,250
Puerto Rico Electric Power Authority, FSA, 5.25%, 2016 (u)                     6,000,000         6,215,400
San Antonio, TX, Electric & Gas, "A", 5%, 2025                                 1,000,000         1,067,170
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                8,500,000         8,926,530
Southern California Public Power Authority Rev. (Magnolia
Power), AMBAC, 5%, 2036                                                        4,200,000         4,429,950
Washington Public Power Supply System Rev. (Nuclear Project
#1), FSA, 5.125%, 2014                                                         8,000,000         8,192,800
Washington Public Power Supply System Rev. (Nuclear Project
#3), 7.125%, 2016                                                              5,145,000         6,431,044
                                                                                            --------------
                                                                                            $  132,419,267
----------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 0.7%
----------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev.,
6.25%, 2010 (c)                                                              $ 1,055,000    $    1,143,768
Forsyth County, GA, Water & Sewer Authority Rev.,
6.25%, 2010 (c)                                                                1,000,000         1,084,140
Massachusetts Water Resources Authority, "A", FSA, 4.5%, 2036                  1,930,000         1,946,830
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA,
5.25%, 2030                                                                      920,000           998,264
West Virginia Water Development Authority Loan Program, "B",
AMBAC, 4.75%, 2035                                                               390,000           404,836
West Wilson Utility District, TN, Waterworks Rev., MBIA,
5.25%, 2014 (c)                                                                1,730,000         1,902,291
                                                                                            --------------
                                                                                            $    7,480,129
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $1,014,042,443)                                     $1,086,593,269
----------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.1%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "B", 3.7%, due 3/01/07                   $   200,000    $      200,000
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil
Corp.), 3.61%, due 3/01/07                                                       100,000           100,000
Harris County, TX, Health Facilities Development Rev.
(University of Texas Medical Center), 3.64%, due 3/01/07                         300,000           300,000
Jackson County, MS, Pollution Control Rev. (Chevron USA,
Inc.), 3.66%, due 3/01/07                                                        100,000           100,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants
Rev., "A", 3.68%, due 3/01/07                                                    500,000           500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil
Corp.), 3.61%, due 3/01/07                                                     1,600,000         1,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil
Corp.), 3.66%, due 3/01/07                                                     2,500,000         2,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil
Corp.), "C", 3.66%, due 3/01/07                                                  200,000           200,000
New York, NY, 3.63%, due 3/01/07                                               2,000,000         2,000,000
Petersburg, IN, Pollution Control Rev. (Indianapolis Power &
Light Co.), "B", 3.58%, due 3/07/07                                            2,600,000         2,600,000
Sevier County, TN, Public Building Authority, 3.64%, due 3/01/07                 200,000           200,000
State of Oregon, "73G", 3.5%, due 3/07/07                                        900,000           900,000
Triborough Bridge & Tunnel Authority, NY, Rev., "F",
3.66%, due 3/01/07                                                               400,000           400,000
----------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $11,600,000)                                                              $   11,600,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,025,642,443) (k)                                     $1,098,193,269
----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.5)%                                                        (56,842,240)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $1,041,351,029
----------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of February 28, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,086,593,269 and 98.94% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,125,276, representing 0.2% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.

SWAP AGREEMENTS AT 2/28/07
                                                                                                    UNREALIZED
                    NOTIONAL                             CASH FLOWS          CASH FLOWS            APPRECIATION
EXPIRATION           AMOUNT           COUNTERPARTY       TO RECEIVE            TO PAY             (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  27,000,000      Merrill Lynch      7-Day BMA       2.795% (fixed rate)        $ 201,174
 7/23/22         USD  10,000,000      Merrill Lynch      7-Day BMA       3.889% (fixed rate)         (140,120)
                                                                                                    ---------
                                                                                                    $  61,054
                                                                                                    =========

At February 28, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

BMA         Bond Market Assn.
ETM         Escrowed to Maturity

Insurers
----------------------------------------------
AMBAC       AMBAC Indemnity Corp.
FGIC        Financial Guaranty Insurance Co.
FHA         Federal Housing Administration
FNMA        Federal National Mortgage Assn.
FSA         Financial Security Assurance Inc.
GNMA        Government National Mortgage Assn.
MBIA        MBIA Insurance Corp.
PSF         Permanent School Fund
XLCA        XL Capital Insurance Co.

Inverse Floaters
----------------------------------------------
RITES       Residual Interest Tax-Exempt Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 2/28/07  (unaudited)


This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,025,642,443)          $1,098,193,269
Cash                                                                     15,196
Receivable for investments sold                                         776,165
Receivable for fund shares sold                                         437,207
Interest and dividends receivable                                    13,292,059
Unrealized appreciation on interest rate swap agreements                201,174
Other assets                                                             46,950
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,112,962,020
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                $1,576,634
Payable for investments purchased                                     2,490,526
Payable to the holder of the floating rate certificate from
trust assets                                                         65,530,000
Payable for fund shares reacquired                                      993,947
Unrealized depreciation on interest rate swap agreements                140,120
Payable to affiliates
  Management fee                                                         17,074
  Shareholder servicing costs                                            52,530
  Distribution and service fees                                           5,491
  Administrative services fee                                             1,036
Payable for independent trustees' compensation                           60,018
Payable for interest expense and fees                                   631,363
Accrued expenses and other liabilities                                  112,252
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $71,610,991
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,041,351,029
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $962,924,438
Unrealized appreciation (depreciation) on investments                72,611,880
Accumulated net realized gain (loss) on investments                   3,857,012
Undistributed net investment income                                   1,957,699
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,041,351,029
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    99,348,002
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,003,641,388
  Shares outstanding                                                 95,746,781
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $10.48
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                 $11.00
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $37,709,641
  Shares outstanding                                                  3,601,221
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $10.47
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 2/28/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $31,167,886
  Other                                                                    27,877
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $31,195,763
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,090,369
  Distribution and service fees                                           154,077
  Shareholder servicing costs                                             537,907
  Administrative services fee                                              95,040
  Independent trustees' compensation                                       17,520
  Custodian fee                                                           129,151
  Shareholder communications                                               32,245
  Auditing fees                                                            23,201
  Legal fees                                                               15,429
  Interest expense and fees                                             1,274,653
  Miscellaneous                                                            73,897
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $4,443,489
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (90,606)
  Reduction of expenses by investment adviser                            (525,380)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,827,503
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $27,368,260
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $2,153,980
  Swap transactions                                                      (879,937)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $1,274,043
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(1,363,997)
  Swap transactions                                                       136,749
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                  $(1,227,248
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                         $46,795
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $27,415,055
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     2/28/07                    8/31/06
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $27,368,260                $53,971,557
Net realized gain (loss) on investments                            1,274,043                  7,576,834
Net unrealized gain (loss) on investments                         (1,227,248)               (30,229,530)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $27,415,055                $31,318,861
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(24,414,759)              $(51,235,558)
  Class B                                                           (826,608)                (2,015,747)
From net realized gain on investments
  Class A                                                         (5,821,976)                (4,372,165)
  Class B                                                           (235,831)                  (211,792)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(31,299,174)              $(57,835,262)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(21,950,071)              $(59,309,355)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $(25,834,190)              $(85,825,756)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,067,185,219              1,153,010,975
At end of period (including undistributed net investment
income of $1,957,699 and accumulated distributions in
excess of net investment income of $169,194)                  $1,041,351,029             $1,067,185,219
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.


                                  SIX MONTHS                                        YEARS ENDED 8/31
                                       ENDED           -----------------------------------------------------------------------
CLASS A                              2/28/07              2006             2005             2004           2003           2002
                                 (UNAUDITED)
Net asset value,
beginning of period                   $10.52            $10.77           $10.81           $10.64         $10.87         $10.77
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)            $0.27             $0.52            $0.52            $0.53          $0.52          $0.53
  Net realized and unrealized
  gain (loss) on investments            0.00(w)          (0.21)           (0.04)            0.17          (0.22)          0.10
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations       $0.27             $0.31            $0.48            $0.70          $0.30          $0.63
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income          $(0.25)           $(0.52)          $(0.52)          $(0.53)        $(0.53)        $(0.53)
  From net realized gain on
  investments                          (0.06)            (0.04)              --               --             --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                       $(0.31)           $(0.56)          $(0.52)          $(0.53)        $(0.53)        $(0.53)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $10.48            $10.52           $10.77           $10.81         $10.64         $10.87
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)              2.63(n)           2.99             4.58             6.70           2.80           6.17
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)  0.82(a)           0.80             0.72             0.65           0.65           0.67
Expenses after expense reductions (f)   0.72(a)           0.70             0.62             0.60            N/A            N/A
Expenses after expense reductions
and excluding interest expense and
fees (f)(l)                             0.48(a)           0.49             0.49             0.53           0.59           0.59
Net investment income                   5.27(a)           4.96             4.87             4.92           4.76           5.01
Portfolio turnover                         6                12                9                9             13             14
Net assets at end of period
(000 Omitted)                     $1,003,641        $1,023,965       $1,097,308       $1,147,174     $1,290,801     $1,308,191
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                                   YEARS ENDED 8/31
                                                ENDED         ----------------------------------------------------------------
CLASS B                                       2/28/07            2006           2005          2004          2003          2002
                                          (UNAUDITED)
Net asset value, beginning of period           $10.51          $10.76         $10.80        $10.63        $10.86        $10.76
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.23           $0.44          $0.44         $0.45         $0.43         $0.45
  Net realized and unrealized gain
  (loss) on investments                          0.00(w)        (0.21)         (0.04)         0.16         (0.22)         0.10
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.23           $0.23          $0.40         $0.61         $0.21         $0.55
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.21)         $(0.44)        $(0.44)       $(0.44)       $(0.44)       $(0.45)
  From net realized gain on investments         (0.06)          (0.04)            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                $(0.27)         $(0.48)        $(0.44)       $(0.44)       $(0.44)       $(0.45)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $10.47          $10.51         $10.76        $10.80        $10.63        $10.86
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       2.24(n)         2.21           3.80          5.86          1.96          5.33
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.58(a)         1.56           1.49          1.43          1.45          1.47
Expenses after expense reductions (f)            1.48(a)         1.46           1.39          1.38           N/A           N/A
Expenses after expense reductions and
excluding interest expense and fees (f)(l)       1.24(a)         1.25           1.26          1.31          1.39          1.39
Net investment income                            4.51(a)         4.20           4.10          4.12          3.96          4.20
Portfolio turnover                                  6              12              9             9            13            14
Net assets at end of period
(000 Omitted)                                 $37,710         $43,220        $55,703       $66,927       $82,029       $83,990
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal Bond Fund (the fund) is a series of MFS Series Trust IV which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements and inverse floaters.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INVERSE FLOATERS - The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". At February 28, 2007, the fund's payable to the holder of the floating rate certificate from trust assets was $65,530,000. The weighted average interest rate on the floating rate certificates issued by the trust was 3.49%. Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. For the year ended February 28, 2007, interest expense and fees in connection with self-deposited inverse floaters was $1,274,653. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving its portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, secured borrowings, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                             8/31/06
          Ordinary income (including any short-term
          capital gains)                                    $234,209
          Tax-exempt income                               53,251,305
          Long-term capital gain                           4,349,748
          ----------------------------------------------------------
          Total distributions                            $57,835,262

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 2/28/07

          Cost of investments                           $955,475,431
          ----------------------------------------------------------
          Gross appreciation                             $77,915,785
          Gross depreciation                                (727,947)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $77,187,838

          AS OF 8/31/06

          Undistributed ordinary income                    3,011,042
          Undistributed tax-exempt income                  4,159,432
          Undistributed long-term capital gain             3,044,715
          Other temporary differences                     (4,461,211)
          Net unrealized appreciation (depreciation)      76,556,732

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.3 billion of average daily net assets      0.40%
          Next $0.7 billion of average daily net assets       0.37%
          Average daily net assets in excess of $2 billion    0.35%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2007, this waiver amounted to $522,592 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $39,333 for the six months ended February 28, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                 TOTAL            ANNUAL        DISTRIBUTION
                    DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                        FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class B                    0.75%              0.25%              1.00%             0.76%            $154,077

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2007 based on each class' average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25%
    annual Class B service fee. On assets attributable to all other Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $7,974
              Class B                                    $46,223

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2007, the fee was $400,085, which equated to 0.0766% annually of the fund's average daily net assets. Effective January 1, 2007, MFSC has entered into a sub-accounting agreement with SunLife Retirement Services (U.S.), Inc. (SRS), an affiliate of MFSC, on behalf of the fund to provide omnibus account services to the fund. MFSC pays SRS both an asset based fee and a per account charge of the assets held in the omnibus account. The fund then reimburses MFSC for the sub- accounting fees paid to SRS. For the six months ended February 28, 2007, the sub-accounting fee for SRS was $28, which equated to less than 0.01% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses. For the six months ended February 28, 2007, these out-of-pocket and sub-accounting costs amounted to $105,072. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended February 28, 2007 was equivalent to an annual effective rate of 0.0182% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,395. This amount is included in independent trustees' compensation for the six months ended February 28, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $58,111 at February 28, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended February 28, 2007, the fee paid to Tarantino LLC was $4,219. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,788, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $60,509,394 and $93,172,651, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                      2/28/07                          8/31/06
                                              SHARES          AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                     2,300,784      $24,124,919       4,431,648       $46,577,608
  Class B                                        97,467        1,023,798         279,641         2,936,579
-----------------------------------------------------------------------------------------------------------
                                              2,398,251      $25,148,717       4,711,289       $49,514,187

Shares issued to shareholders in
reinvestment of distributions
  Class A                                     1,828,105      $19,211,898       3,283,252       $34,528,092
  Class B                                        61,344          644,189         126,124         1,325,579
-----------------------------------------------------------------------------------------------------------
                                              1,889,449      $19,856,087       3,409,376       $35,853,671

Shares reacquired
  Class A                                    (5,711,954)    $(59,931,468)    (12,282,330)    $(129,197,060)
  Class B                                      (670,231)      (7,023,407)     (1,471,401)      (15,480,153)
-----------------------------------------------------------------------------------------------------------
                                             (6,382,185)    $(66,954,875)    (13,753,731)    $(144,677,213)

Net change
  Class A                                    (1,583,065)    $(16,594,651)     (4,567,430)     $(48,091,360)
  Class B                                      (511,420)      (5,355,420)     (1,065,636)      (11,217,995)
-----------------------------------------------------------------------------------------------------------
                                             (2,094,485)    $(21,950,071)     (5,633,066)     $(59,309,355)

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2007, the fund's commitment fee and interest expense on the line of credit were $3,255 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV
             -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: April 16, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: April 16, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2007
      --------------

*  Print name and title of each signing officer under his or her signature.